For the years ended December 31, 2022 and 2021
with Report of Independent Auditors

VENERABLE®

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Venerable Insurance and Annuity Company and Contract Owners of Venerable Insurance and Annuity Company Separate Account EQ

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Venerable Insurance and Annuity Company Separate Account EQ (the Separate Account), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts auditor since at least 1995, but we are unable to determine the specific year.
Philadelphia, Pennsylvania April 21, 2023

Appendix
Subaccounts comprising Venerable Insurance and Annuity Company Separate Account EQ
Subaccounts	Statement of Operations	Statements of Changes in Net Assets
BlackRock Global Allocation V.I. Fund - Class III
Columbia VP - Small Cap Value Fund - Class 2
Franklin Multi-Asset Variable Conservative Growth Fund
Franklin Multi-Asset Variable Growth Fund
Franklin Multi-Asset Variable Moderate Growth Fund
Legg Mason Western Asset Core Plus VIT Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Balanced Income Portfolio - Service Class
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® CBRE Global Real Estate Portfolio - Class S
VY® CBRE Real Estate Portfolio - Class S
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® Invesco Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Russell™ Large Cap Growth Index Portfolio - Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from October 15, 2021 (commencement of operations) through December 31, 2021
Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® T. Rowe Price International Stock Portfolio - Service Class	For the period from January 1, 2022 through July 8, 2022 (termination of operations).	For the year ended December 31, 2021 and for the period from January 1, 2022 through July 8, 2022 (termination of operations).

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Columbia VP - Small Cap Value Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund
Assets
Investments in mutual funds
at fair value	$239	$66	$5,737	$3,887	$4,502
Total assets	239	66	5,737	3,887	4,502
Total net assets	$239	$66	$5,737	$3,887	$4,502

Total number of mutual fund shares	20,121	5,810	446,118	328,052	376,785

Cost of mutual fund shares	$284	$81	$5,858	$4,637	$4,840

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Legg Mason Western Asset Core Plus VIT Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,249	$2,071	$443	$15	$5,124
Total assets	1,249	2,071	443	15	5,124
Total net assets	$1,249	$2,071	$443	$15	$5,124

Total number of mutual fund shares	259,114	196,169	52,835	1,718	5,124,536

Cost of mutual fund shares	$1,512	$2,533	$549	$20	$5,125

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$617	$1,755	$11,692	$797	$1,033
Total assets	617	1,755	11,692	797	1,033
Total net assets	$617	$1,755	$11,692	$797	$1,033

Total number of mutual fund shares	75,001	228,254	1,277,858	83,995	138,266

Cost of mutual fund shares	$714	$2,940	$19,012	$854	$1,246

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,616	$841	$1,207	$267	$280
Total assets	1,616	841	1,207	267	280
Total net assets	$1,616	$841	$1,207	$267	$280

Total number of mutual fund shares	152,361	85,242	129,941	17,124	30,941

Cost of mutual fund shares	$1,883	$987	$1,455	$285	$319

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	VY CBRE® Global Real Estate Portfolio - Class S	VY® CBRE Real Estate Portfolio - Class S	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$38	$829	$7,337	$642	$516
Total assets	38	829	7,337	642	516
Total net assets	$38	$829	$7,337	$642	$516

Total number of mutual fund shares	4,100	30,848	343,329	54,527	34,701

Cost of mutual fund shares	$43	$855	$7,887	$910	$575

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)
	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$12,359	$1,727	$87	$78	$18,234
Total assets	12,359	1,727	87	78	18,234
Total net assets	$12,359	$1,727	$87	$78	$18,234

Total number of mutual fund shares	497,756	191,891	8,556	4,904	449,361

Cost of mutual fund shares	$13,456	$1,981	$104	$78	$19,869

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$656	$206	$58	$846	$76
Total assets	656	206	58	846	76
Total net assets	$656	$206	$58	$846	$76

Total number of mutual fund shares	16,470	14,513	3,877	76,607	3,698

Cost of mutual fund shares	$718	$268	$64	$769	$89

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$119	$145	$837	$60	$7,429
Total assets	119	145	837	60	7,429
Total net assets	$119	$145	$837	$60	$7,429

Total number of mutual fund shares	7,008	7,537	86,200	6,061	283,027

Cost of mutual fund shares	$132	$159	$821	$56	$9,019

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$980	$30,893	$7,386	$4,101	$31,471
Total assets	980	30,893	7,386	4,101	31,471
Total net assets	$980	$30,893	$7,386	$4,101	$31,471

Total number of mutual fund shares	21,446	1,187,794	279,880	156,995	1,008,089

Cost of mutual fund shares	$957	$18,100	$5,647	$3,955	$41,982

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2022
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$249	$551	$81	$155
Total assets	249	551	81	155
Total net assets	$249	$551	$81	$155

Total number of mutual fund shares	23,450	44,240	6,599	16,988

Cost of mutual fund shares	$287	$605	$105	$189

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Columbia VP - Small Cap Value Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$133	$130	$86
Expenses:
Mortality and expense risk charges	4	1	86	59	70
Total expenses	4	1	86	59	70
Net investment income (loss)	(4)	(1)	47	71	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	(11)	18	(34)	14
Capital gains distributions	4	35	325	355	340
Total realized gain (loss) on investments
and capital gains distributions	(9)	24	343	321	354
Net unrealized appreciation
(depreciation) of investments	(51)	(33)	(1,472)	(1,164)	(1,275)
Net realized and unrealized gain (loss)
on investments	(60)	(9)	(1,129)	(843)	(921)
Net increase (decrease) in net assets
resulting from operations	$(64)	$(10)	$(1,082)	$(772)	$(905)

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	Legg Mason Western Asset Core Plus VIT Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$27	$60	$12	$—	$68
Expenses:
Mortality and expense risk charges	20	33	8	—	72
Total expenses	20	33	8	—	72
Net investment income (loss)	7	27	4	—	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	(56)	(23)	—	—
Capital gains distributions	—	7	44	1	—
Total realized gain (loss) on investments
and capital gains distributions	(22)	(49)	21	1	—
Net unrealized appreciation
(depreciation) of investments	(290)	(408)	(125)	(5)	—
Net realized and unrealized gain (loss)
on investments	(312)	(457)	(104)	(4)	—
Net increase (decrease) in net assets
resulting from operations	$(305)	$(430)	$(100)	$(4)	$(4)

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$38	$—	$—	$14	$25
Expenses:
Mortality and expense risk charges	10	30	199	12	16
Total expenses	10	30	199	12	16
Net investment income (loss)	28	(30)	(199)	2	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	(200)	(723)	(4)	(12)
Capital gains distributions	—	801	4,917	—	109
Total realized gain (loss) on investments
and capital gains distributions	(16)	601	4,194	(4)	97
Net unrealized appreciation
(depreciation) of investments	(123)	(1,468)	(9,781)	(54)	(312)
Net realized and unrealized gain (loss)
on investments	(139)	(867)	(5,587)	(58)	(215)
Net increase (decrease) in net assets
resulting from operations	$(111)	$(897)	$(5,786)	$(56)	$(206)

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)
	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$19	$12	$22	$3	$13
Expenses:
Mortality and expense risk charges	25	13	18	4	4
Total expenses	25	13	18	4	4
Net investment income (loss)	(6)	(1)	4	(1)	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(1)	(3)	1	(1)
Capital gains distributions	230	108	144	29	—
Total realized gain (loss) on investments
and capital gains distributions	246	107	141	30	(1)
Net unrealized appreciation
(depreciation) of investments	(625)	(287)	(384)	(100)	(55)
Net realized and unrealized gain (loss)
on investments	(379)	(180)	(243)	(70)	(56)
Net increase (decrease) in net assets
resulting from operations	$(385)	$(181)	$(239)	$(71)	$(47)

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)
	VY® CBRE Global Real Estate Portfolio - Class S	VY® CBRE Real Estate Portfolio - Class S	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$1	$16	$100	$—	$3
Expenses:
Mortality and expense risk charges	1	14	109	10	8
Total expenses	1	14	109	10	8
Net investment income (loss)	—	2	(9)	(10)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	22	9	(9)	(4)
Capital gains distributions	2	171	996	195	50
Total realized gain (loss) on investments
and capital gains distributions	2	193	1,005	186	46
Net unrealized appreciation
(depreciation) of investments	(17)	(541)	(1,606)	(427)	(177)
Net realized and unrealized gain (loss)
on investments	(15)	(348)	(601)	(241)	(131)
Net increase (decrease) in net assets
resulting from operations	$(15)	$(346)	$(610)	$(251)	$(136)

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$165	$1	$78	$3	$—
Expenses:
Mortality and expense risk charges	191	1	25	1	1
Total expenses	191	1	25	1	1
Net investment income (loss)	(26)	—	53	2	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	(14)	(18)	—	1
Capital gains distributions	1,665	10	—	13	12
Total realized gain (loss) on investments
and capital gains distributions	1,713	(4)	(18)	13	13
Net unrealized appreciation
(depreciation) of investments	(3,750)	(12)	(246)	(37)	(26)
Net realized and unrealized gain (loss)
on investments	(2,037)	(16)	(264)	(24)	(13)
Net increase (decrease) in net assets
resulting from operations	$(2,063)	$(16)	$(211)	$(22)	$(14)

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$281	$9	$—	$1	$22
Expenses:
Mortality and expense risk charges	277	10	3	1	12
Total expenses	277	10	3	1	12
Net investment income (loss)	4	(1)	(3)	—	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	44	11	(3)	(3)	9
Capital gains distributions	2,787	99	38	13	29
Total realized gain (loss) on investments
and capital gains distributions	2,831	110	35	10	38
Net unrealized appreciation
(depreciation) of investments	(4,814)	(178)	(138)	(19)	(114)
Net realized and unrealized gain (loss)
on investments	(1,983)	(68)	(103)	(9)	(76)
Net increase (decrease) in net assets
resulting from operations	$(1,979)	$(69)	$(106)	$(9)	$(66)

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$1	$1	$1	$27	$—
Expenses:
Mortality and expense risk charges	2	2	2	13	1
Total expenses	2	2	2	13	1
Net investment income (loss)	(1)	(1)	(1)	14	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	—	—	11	—
Capital gains distributions	28	26	23	—	—
Total realized gain (loss) on investments
and capital gains distributions	22	26	23	11	—
Net unrealized appreciation
(depreciation) of investments	(51)	(47)	(48)	(207)	1
Net realized and unrealized gain (loss)
on investments	(29)	(21)	(25)	(196)	1
Net increase (decrease) in net assets
resulting from operations	$(30)	$(22)	$(26)	$(182)	$—

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$56	$1	$197	$106	$50
Expenses:
Mortality and expense risk charges	117	17	491	109	60
Total expenses	117	17	491	109	60
Net investment income (loss)	(61)	(16)	(294)	(3)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(111)	31	1,825	251	19
Capital gains distributions	319	107	1,348	—	—
Total realized gain (loss) on investments
and capital gains distributions	208	138	3,173	251	19
Net unrealized appreciation
(depreciation) of investments	(2,239)	(614)	(11,774)	(838)	(329)
Net realized and unrealized gain (loss)
on investments	(2,031)	(476)	(8,601)	(587)	(310)
Net increase (decrease) in net assets
resulting from operations	$(2,092)	$(492)	$(8,895)	$(590)	$(320)

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2022
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$—	$2	$4	$—	$3
Expenses:
Mortality and expense risk charges	491	4	10	1	2
Total expenses	491	4	10	1	2
Net investment income (loss)	(491)	(2)	(6)	(1)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(689)	(4)	(12)	—	(3)
Capital gains distributions	3,550	24	62	23	—
Total realized gain (loss) on investments
and capital gains distributions	2,861	20	50	23	(3)
Net unrealized appreciation
(depreciation) of investments	(15,457)	(86)	(238)	(39)	(25)
Net realized and unrealized gain (loss)
on investments	(12,596)	(66)	(188)	(16)	(28)
Net increase (decrease) in net assets
resulting from operations	$(13,087)	$(68)	$(194)	$(17)	$(27)

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Columbia VP - Small Cap Value Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund	Franklin Multi-Asset Variable Growth Fund
Net Assets at January 1, 2021	$402	$84	$6,763	$4,477

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	135	128
Total realized gain (loss) on investments
and capital gains distributions	72	1	565	501
Net unrealized appreciation (depreciation)
of investments	(50)	23	(41)	194
Net increase (decrease) in net assets resulting from
operations	19	24	659	823
Changes from principal transactions:
Premiums	—	—	3	5
Death Benefits	—	—	(118)	(25)
Surrenders and withdrawals	(17)	(3)	(213)	(374)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	(3)	(5)
Transfers between Divisions
(including fixed account), net	2	(2)	9	(15)
Increase (decrease) in net assets derived from
principal transactions	(15)	(5)	(322)	(414)
Total increase (decrease) in net assets	4	19	337	409
Net assets at December 31, 2021	406	103	7,100	4,886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(1)	47	71
Total realized gain (loss) on investments
and capital gains distributions	(9)	24	343	321
Net unrealized appreciation (depreciation)
of investments	(51)	(33)	(1,472)	(1,164)
Net increase (decrease) in net assets resulting from
operations	(64)	(10)	(1,082)	(772)
Changes from principal transactions:
Premiums	—	—	3	17
Death Benefits	(5)	—	(78)	(27)
Surrenders and withdrawals	(95)	(27)	(213)	(184)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	(3)	(4)
Transfers between Divisions
(including fixed account), net	(3)	—	10	(29)
Increase (decrease) in net assets derived from
principal transactions	(103)	(27)	(281)	(227)
Total increase (decrease) in net assets	(167)	(37)	(1,363)	(999)
Net assets at December 31, 2022	$239	$66	$5,737	$3,887

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Franklin Multi-Asset Variable Moderate Growth Fund	Legg Mason Western Asset Core Plus VIT Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class
Net Assets at January 1, 2021	$5,594	$2,224	$3,317	$820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	161	18	42	8
Total realized gain (loss) on investments
and capital gains distributions	630	39	13	(4)
Net unrealized appreciation (depreciation)
of investments	34	(126)	(133)	55
Net increase (decrease) in net assets resulting from
operations	825	(69)	(78)	59
Changes from principal transactions:
Premiums	3	10	32	—
Death Benefits	(84)	(174)	(11)	(1)
Surrenders and withdrawals	(311)	(266)	(520)	(65)
Contract Charges	—	—	(1)	—
Cost of insurance and administrative charges	(5)	(1)	(2)	—
Transfers between Divisions
(including fixed account), net	(17)	3	65	(7)
Increase (decrease) in net assets derived from
principal transactions	(414)	(428)	(437)	(73)
Total increase (decrease) in net assets	411	(497)	(515)	(14)
Net assets at December 31, 2021	6,005	1,727	2,802	806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	7	27	4
Total realized gain (loss) on investments
and capital gains distributions	354	(22)	(49)	21
Net unrealized appreciation (depreciation)
of investments	(1,275)	(290)	(408)	(125)
Net increase (decrease) in net assets resulting from
operations	(905)	(305)	(430)	(100)
Changes from principal transactions:
Premiums	3	—	13	—
Death Benefits	(13)	(12)	(43)	(20)
Surrenders and withdrawals	(583)	(161)	(226)	(242)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	(5)	(1)	(2)	—
Transfers between Divisions
(including fixed account), net	—	1	(43)	(1)
Increase (decrease) in net assets derived from
principal transactions	(598)	(173)	(301)	(263)
Total increase (decrease) in net assets	(1,503)	(478)	(731)	(363)
Net assets at December 31, 2022	$4,502	$1,249	$2,071	$443

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Net Assets at January 1, 2021	$2	$5,613	$979	$2,702

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(80)	32	(39)
Total realized gain (loss) on investments
and capital gains distributions	—	2	(2)	614
Net unrealized appreciation (depreciation)
of investments	—	—	(1)	(126)
Net increase (decrease) in net assets resulting from
operations	1	(78)	29	449
Changes from principal transactions:
Premiums	—	71	—	73
Death Benefits	—	(93)	(4)	(24)
Surrenders and withdrawals	—	(708)	(97)	(316)
Contract Charges	—	(1)	—	(1)
Cost of insurance and administrative charges	—	(6)	—	(1)
Transfers between Divisions
(including fixed account), net	16	722	(80)	(16)
Increase (decrease) in net assets derived from
principal transactions	16	(15)	(181)	(285)
Total increase (decrease) in net assets	17	(93)	(152)	164
Net assets at December 31, 2021	19	5,520	827	2,866

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(4)	28	(30)
Total realized gain (loss) on investments
and capital gains distributions	1	—	(16)	601
Net unrealized appreciation (depreciation)
of investments	(5)	—	(123)	(1,468)
Net increase (decrease) in net assets resulting from
operations	(4)	(4)	(111)	(897)
Changes from principal transactions:
Premiums	—	38	—	59
Death Benefits	—	(39)	(17)	(5)
Surrenders and withdrawals	—	(894)	(95)	(281)
Contract Charges	—	(1)	—	—
Cost of insurance and administrative charges	—	(6)	(1)	(1)
Transfers between Divisions
(including fixed account), net	—	510	14	14
Increase (decrease) in net assets derived from
principal transactions	—	(392)	(99)	(214)
Total increase (decrease) in net assets	(4)	(396)	(210)	(1,111)
Net assets at December 31, 2022	$15	$5,124	$617	$1,755

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net Assets at January 1, 2021	$18,484	$1,046	$1,375	$2,256

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(261)	—	11	6
Total realized gain (loss) on investments
and capital gains distributions	4,004	(2)	34	183
Net unrealized appreciation (depreciation)
of investments	(744)	(14)	2	113
Net increase (decrease) in net assets resulting from
operations	2,999	(16)	47	302
Changes from principal transactions:
Premiums	9	—	10	24
Death Benefits	(528)	(3)	—	—
Surrenders and withdrawals	(2,060)	(93)	(28)	(253)
Contract Charges	(5)	—	—	—
Cost of insurance and administrative charges	(11)	(1)	(1)	(2)
Transfers between Divisions
(including fixed account), net	(78)	7	92	—
Increase (decrease) in net assets derived from
principal transactions	(2,673)	(90)	73	(231)
Total increase (decrease) in net assets	326	(106)	120	71
Net assets at December 31, 2021	18,810	940	1,495	2,327

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(199)	2	9	(6)
Total realized gain (loss) on investments
and capital gains distributions	4,194	(4)	97	246
Net unrealized appreciation (depreciation)
of investments	(9,781)	(54)	(312)	(625)
Net increase (decrease) in net assets resulting from
operations	(5,786)	(56)	(206)	(385)
Changes from principal transactions:
Premiums	7	—	2	16
Death Benefits	(319)	(20)	(9)	(30)
Surrenders and withdrawals	(924)	(62)	(116)	(307)
Contract Charges	(1)	—	—	—
Cost of insurance and administrative charges	(11)	(1)	(1)	(2)
Transfers between Divisions
(including fixed account), net	(84)	(4)	(132)	(3)
Increase (decrease) in net assets derived from
principal transactions	(1,332)	(87)	(256)	(326)
Total increase (decrease) in net assets	(7,118)	(143)	(462)	(711)
Net assets at December 31, 2022	$11,692	$797	$1,033	$1,616

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net Assets at January 1, 2021	$1,176	$2,251	$304	$280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	10	(2)	4
Total realized gain (loss) on investments
and capital gains distributions	52	168	36	4
Net unrealized appreciation (depreciation)
of investments	68	(22)	44	3
Net increase (decrease) in net assets resulting from
operations	124	156	78	11
Changes from principal transactions:
Premiums	2	—	—	—
Death Benefits	(27)	(23)	—	—
Surrenders and withdrawals	(102)	(902)	(18)	(53)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions
(including fixed account), net	(117)	(2)	—	103
Increase (decrease) in net assets derived from
principal transactions	(245)	(928)	(18)	50
Total increase (decrease) in net assets	(121)	(772)	60	61
Net assets at December 31, 2021	1,055	1,479	364	341

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	4	(1)	9
Total realized gain (loss) on investments
and capital gains distributions	107	141	30	(1)
Net unrealized appreciation (depreciation)
of investments	(287)	(384)	(100)	(55)
Net increase (decrease) in net assets resulting from
operations	(181)	(239)	(71)	(47)
Changes from principal transactions:
Premiums	2	—	—	—
Death Benefits	(4)	—	(13)	—
Surrenders and withdrawals	(43)	(70)	(13)	(14)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions
(including fixed account), net	13	38	—	—
Increase (decrease) in net assets derived from
principal transactions	(33)	(33)	(26)	(14)
Total increase (decrease) in net assets	(214)	(272)	(97)	(61)
Net assets at December 31, 2022	$841	$1,207	$267	$280
The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	VY® CBRE Global Real Estate Portfolio - Class S	VY® CBRE Real Estate Portfolio - Class S	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net Assets at January 1, 2021	$52	$1,059	$8,212	$1,241

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	(5)	(16)
Total realized gain (loss) on investments
and capital gains distributions	5	190	(195)	142
Net unrealized appreciation (depreciation)
of investments	9	281	2,293	(249)
Net increase (decrease) in net assets resulting from
operations	14	475	2,093	(123)
Changes from principal transactions:
Premiums	—	—	75	2
Death Benefits	—	(13)	(298)	(23)
Surrenders and withdrawals	(10)	(212)	(1,405)	(160)
Contract Charges	—	—	(9)	(1)
Cost of insurance and administrative charges	—	(1)	(6)	(1)
Transfers between Divisions
(including fixed account), net	—	(32)	(6)	2
Increase (decrease) in net assets derived from
principal transactions	(10)	(258)	(1,649)	(181)
Total increase (decrease) in net assets	4	217	444	(304)
Net assets at December 31, 2021	56	1,276	8,656	937

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	(9)	(10)
Total realized gain (loss) on investments
and capital gains distributions	2	193	1,005	186
Net unrealized appreciation (depreciation)
of investments	(17)	(541)	(1,606)	(427)
Net increase (decrease) in net assets resulting from
operations	(15)	(346)	(610)	(251)
Changes from principal transactions:
Premiums	—	—	86	—
Death Benefits	(2)	(70)	(116)	(25)
Surrenders and withdrawals	(1)	(39)	(673)	(34)
Contract Charges	—	—	(2)	—
Cost of insurance and administrative charges	—	(1)	(6)	(1)
Transfers between Divisions
(including fixed account), net	—	9	2	16
Increase (decrease) in net assets derived from
principal transactions	(3)	(101)	(709)	(44)
Total increase (decrease) in net assets	(18)	(447)	(1,319)	(295)
Net assets at December 31, 2022	$38	$829	$7,337	$642

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Net Assets at January 1, 2021	$523	$15,335	$96	$2,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(102)	—	15
Total realized gain (loss) on investments
and capital gains distributions	64	2,152	4	19
Net unrealized appreciation (depreciation)
of investments	67	414	(4)	171
Net increase (decrease) in net assets resulting from
operations	126	2,464	—	205
Changes from principal transactions:
Premiums	46	101	—	4
Death Benefits	(39)	(47)	—	(15)
Surrenders and withdrawals	(16)	(1,745)	(6)	(198)
Contract Charges	—	(4)	—	(1)
Cost of insurance and administrative charges	—	(7)	—	(1)
Transfers between Divisions
(including fixed account), net	103	(157)	(2)	(5)
Increase (decrease) in net assets derived from
principal transactions	94	(1,859)	(8)	(216)
Total increase (decrease) in net assets	220	605	(8)	(11)
Net assets at December 31, 2021	743	15,940	88	2,057

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(26)	—	53
Total realized gain (loss) on investments
and capital gains distributions	46	1,713	(4)	(18)
Net unrealized appreciation (depreciation)
of investments	(177)	(3,750)	(12)	(246)
Net increase (decrease) in net assets resulting from
operations	(136)	(2,063)	(16)	(211)
Changes from principal transactions:
Premiums	3	82	—	4
Death Benefits	(29)	(323)	—	(9)
Surrenders and withdrawals	(67)	(1,280)	—	(103)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	(7)	—	(1)
Transfers between Divisions
(including fixed account), net	2	10	(72)	(10)
Increase (decrease) in net assets derived from
principal transactions	(91)	(1,518)	(72)	(119)
Total increase (decrease) in net assets	(227)	(3,581)	(88)	(330)
Net assets at December 31, 2022	$516	$12,359	$—	$1,727

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class
Net Assets at January 1, 2021	$106	$88	$21,117	$696

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(57)	(3)
Total realized gain (loss) on investments
and capital gains distributions	2	21	406	26
Net unrealized appreciation (depreciation)
of investments	14	7	3,052	93
Net increase (decrease) in net assets resulting from
operations	16	27	3,401	116
Changes from principal transactions:
Premiums	—	—	6	19
Death Benefits	—	—	(586)	(42)
Surrenders and withdrawals	(7)	(18)	(1,701)	(39)
Contract Charges	—	—	(2)	—
Cost of insurance and administrative charges	—	—	(15)	—
Transfers between Divisions
(including fixed account), net	(1)	(1)	(20)	29
Increase (decrease) in net assets derived from
principal transactions	(8)	(19)	(2,318)	(33)
Total increase (decrease) in net assets	8	8	1,083	83
Net assets at December 31, 2021	114	96	22,200	779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	4	(1)
Total realized gain (loss) on investments
and capital gains distributions	13	13	2,831	110
Net unrealized appreciation (depreciation)
of investments	(37)	(26)	(4,814)	(178)
Net increase (decrease) in net assets resulting from
operations	(22)	(14)	(1,979)	(69)
Changes from principal transactions:
Premiums	—	—	7	22
Death Benefits	—	—	(399)	—
Surrenders and withdrawals	(2)	(3)	(1,532)	(103)
Contract Charges	—	—	(1)	—
Cost of insurance and administrative charges	—	—	(14)	—
Transfers between Divisions
(including fixed account), net	(3)	(1)	(48)	27
Increase (decrease) in net assets derived from
principal transactions	(5)	(4)	(1,987)	(54)
Total increase (decrease) in net assets	(27)	(18)	(3,966)	(123)
Net assets at December 31, 2022	$87	$78	$18,234	$656

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S
Net Assets at January 1, 2021	$308	$145	$1,162	$128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	—	9	(1)
Total realized gain (loss) on investments
and capital gains distributions	25	(7)	63	10
Net unrealized appreciation (depreciation)
of investments	19	35	116	24
Net increase (decrease) in net assets resulting from
operations	39	28	188	33
Changes from principal transactions:
Premiums	—	—	—	—
Death Benefits	—	(20)	(6)	—
Surrenders and withdrawals	(23)	(14)	(289)	(10)
Contract Charges	—	—	(1)	—
Cost of insurance and administrative charges	—	—	(1)	—
Transfers between Divisions
(including fixed account), net	2	(49)	(73)	1
Increase (decrease) in net assets derived from
principal transactions	(21)	(83)	(370)	(9)
Total increase (decrease) in net assets	18	(55)	(182)	24
Net assets at December 31, 2021	326	90	980	152

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	10	(1)
Total realized gain (loss) on investments
and capital gains distributions	35	10	38	22
Net unrealized appreciation (depreciation)
of investments	(138)	(19)	(114)	(51)
Net increase (decrease) in net assets resulting from
operations	(106)	(9)	(66)	(30)
Changes from principal transactions:
Premiums	—	—	—	—
Death Benefits	—	—	(16)	(13)
Surrenders and withdrawals	(13)	(23)	(56)	(7)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	(1)	—
Transfers between Divisions
(including fixed account), net	(1)	—	5	(26)
Increase (decrease) in net assets derived from
principal transactions	(14)	(23)	(68)	(46)
Total increase (decrease) in net assets	(120)	(32)	(134)	(76)
Net assets at December 31, 2022	$206	$58	$846	$76

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S
Net Assets at January 1, 2021	$108	$138	$1,220	$17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	4	—
Total realized gain (loss) on investments
and capital gains distributions	—	1	46	2
Net unrealized appreciation (depreciation)
of investments	28	37	59	—
Net increase (decrease) in net assets resulting from
operations	27	37	109	2
Changes from principal transactions:
Premiums	—	—	7	—
Death Benefits	—	—	—	—
Surrenders and withdrawals	(1)	(5)	(234)	(7)
Contract Charges	—	—	(1)	—
Cost of insurance and administrative charges	—	—	(1)	—
Transfers between Divisions
(including fixed account), net	—	(1)	10	(1)
Increase (decrease) in net assets derived from
principal transactions	(1)	(6)	(219)	(8)
Total increase (decrease) in net assets	26	31	(110)	(6)
Net assets at December 31, 2021	134	169	1,110	11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	14	(1)
Total realized gain (loss) on investments
and capital gains distributions	26	23	11	(1)
Net unrealized appreciation (depreciation)
of investments	(47)	(48)	(207)	1
Net increase (decrease) in net assets resulting from
operations	(22)	(26)	(182)	(1)
Changes from principal transactions:
Premiums	—	—	17	—
Death Benefits	—	—	(15)	—
Surrenders and withdrawals	(1)	(1)	(122)	(24)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	8	3	29	74
Increase (decrease) in net assets derived from
principal transactions	7	2	(91)	50
Total increase (decrease) in net assets	(15)	(24)	(273)	49
Net assets at December 31, 2022	$119	$145	$837	$60

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Net Assets at January 1, 2021	$—	$1,298	$34,702	$7,852

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(16)	(194)	56
Total realized gain (loss) on investments
and capital gains distributions	10	57	5,066	234
Net unrealized appreciation (depreciation)
of investments	650	322	3,731	1,328
Net increase (decrease) in net assets resulting from
operations	630	363	8,603	1,618
Changes from principal transactions:
Premiums	—	44	38	60
Death Benefits	—	—	(659)	(261)
Surrenders and withdrawals	(179)	(68)	(3,095)	(491)
Contract Charges	—	—	(4)	—
Cost of insurance and administrative charges	(1)	(1)	(24)	(5)
Transfers between Divisions
(including fixed account), net	9,786	(6)	3,330	7
Increase (decrease) in net assets derived from
principal transactions	9,606	(31)	(414)	(690)
Total increase (decrease) in net assets	10,236	332	8,189	928
Net assets at December 31, 2021	10,236	1,630	42,891	8,780

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	(16)	(294)	(3)
Total realized gain (loss) on investments
and capital gains distributions	208	138	3,173	251
Net unrealized appreciation (depreciation)
of investments	(2,239)	(614)	(11,774)	(838)
Net increase (decrease) in net assets resulting from
operations	(2,092)	(492)	(8,895)	(590)
Changes from principal transactions:
Premiums	(16)	5	70	(4)
Death Benefits	(117)	(20)	(329)	(103)
Surrenders and withdrawals	(576)	(100)	(2,751)	(667)
Contract Charges	—	—	(1)	—
Cost of insurance and administrative charges	(5)	—	(24)	(5)
Transfers between Divisions
(including fixed account), net	(1)	(43)	(68)	(25)
Increase (decrease) in net assets derived from
principal transactions	(715)	(158)	(3,103)	(804)
Total increase (decrease) in net assets	(2,807)	(650)	(11,998)	(1,394)
Net assets at December 31, 2022	$7,429	$980	$30,893	$7,386

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S
Net Assets at January 1, 2021	$2,640	$13,452	$332	$786

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(294)	(2)	(8)
Total realized gain (loss) on investments
and capital gains distributions	76	2,992	33	22
Net unrealized appreciation (depreciation)
of investments	490	(1,869)	36	83
Net increase (decrease) in net assets resulting from
operations	574	829	67	97
Changes from principal transactions:
Premiums	25	49	—	48
Death Benefits	(24)	(549)	—	(36)
Surrenders and withdrawals	(709)	(2,410)	(24)	(63)
Contract Charges	(4)	(1)	—	—
Cost of insurance and administrative charges	(1)	(12)	—	—
Transfers between Divisions
(including fixed account), net	2,165	35,776	16	66
Increase (decrease) in net assets derived from
principal transactions	1,452	32,853	(8)	15
Total increase (decrease) in net assets	2,026	33,682	59	112
Net assets at December 31, 2021	4,666	47,134	391	898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(491)	(2)	(6)
Total realized gain (loss) on investments
and capital gains distributions	19	2,861	20	50
Net unrealized appreciation (depreciation)
of investments	(329)	(15,457)	(86)	(238)
Net increase (decrease) in net assets resulting from
operations	(320)	(13,087)	(68)	(194)
Changes from principal transactions:
Premiums	75	227	2	5
Death Benefits	(47)	(337)	(13)	(14)
Surrenders and withdrawals	(301)	(2,263)	(67)	(102)
Contract Charges	—	(2)	—	—
Cost of insurance and administrative charges	(2)	(26)	—	—
Transfers between Divisions
(including fixed account), net	30	(175)	4	(42)
Increase (decrease) in net assets derived from
principal transactions	(245)	(2,576)	(74)	(153)
Total increase (decrease) in net assets	(565)	(15,663)	(142)	(347)
Net assets at December 31, 2022	$4,101	$31,471	$249	$551

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Net Assets at January 1, 2021	$91	$290

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	—	2
Net unrealized appreciation (depreciation)
of investments	12	(10)
Net increase (decrease) in net assets resulting from
operations	11	(7)
Changes from principal transactions:
Premiums	1	4
Death Benefits	—	—
Surrenders and withdrawals	(5)	(30)
Contract Charges	—	—
Cost of insurance and administrative charges	—	—
Transfers between Divisions
(including fixed account), net	3	(66)
Increase (decrease) in net assets derived from
principal transactions	(1)	(92)
Total increase (decrease) in net assets	10	(99)
Net assets at December 31, 2021	101	191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	23	(3)
Net unrealized appreciation (depreciation)
of investments	(39)	(25)
Net increase (decrease) in net assets resulting from
operations	(17)	(27)
Changes from principal transactions:
Premiums	1	9
Death Benefits	—	—
Surrenders and withdrawals	(1)	(4)
Contract Charges	—	—
Cost of insurance and administrative charges	—	—
Transfers between Divisions
(including fixed account), net	(3)	(14)
Increase (decrease) in net assets derived from
principal transactions	(3)	(9)
Total increase (decrease) in net assets	(20)	(36)
Net assets at December 31, 2022	$81	$155

The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements
1.	Organization
Venerable Insurance and Annuity Company (“VIAC” or the “Company”) is an Iowa stock life insurance company that was originally organized in 1973 under the insurance laws of Minnesota.  On June 1, 2018, the Company became an indirectly wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”). The Company’s direct parent is Venerable Holdings, Inc. ("Venerable”).  Before June 1, 2018, the Company was an indirectly wholly owned subsidiary of Voya Financial, Inc.

Separate Account EQ of the Company (the “Account”) was established by the Company on July 14, 1988, to support operations of the Company’s variable annuity contracts (the “Contracts”).  None of the Contracts are currently available for new purchasers but existing Contract owners may continue to invest in their Contracts.

The variable annuity Contracts supported by the Account are:
•	Equi-Select Variable Annuity
•	PrimeElite Variable Annuity

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

At December 31, 2022, the Account had 49 investment divisions (the “Divisions”), each which invests in shares of a designated independently managed mutual fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2022 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:	Voya Intermediate Bond Portfolio:
BlackRock Global Allocation V.I. Fund - Class III	Voya Intermediate Bond Portfolio - Class S
Columbia Funds Variable Insurance Trust:	Voya Investors Trust:
Columbia VP - Small Cap Value Fund - Class 2	Voya Balanced Income Portfolio - Service Class
Franklin Advisors, Inc.:	Voya Global Perspectives® Portfolio - Class A
Franklin Multi-Asset Variable Conservative Growth Fund	Voya Government Liquid Assets Portfolio - Service Class
Franklin Multi-Asset Variable Growth Fund	Voya High Yield Portfolio - Service Class
Franklin Multi-Asset Variable Moderate Growth Fund	Voya Large Cap Growth Portfolio - Adviser Class
Legg Mason Partners Variable Income Trust:	Voya Large Cap Growth Portfolio - Service Class
Legg Mason Western Asset Core Plus VIT Portfolio - Class I

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Voya Investors Trust (continued):	Voya Variable Portfolios, Inc.:
Voya Limited Maturity Bond Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Retirement Conservative Portfolio - Adviser Class	Voya Index Plus LargeCap Portfolio - Class S
Voya Retirement Growth Portfolio - Adviser Class	Voya Index Plus MidCap Portfolio - Class S
Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Index Plus SmallCap Portfolio - Class S
Voya Retirement Moderate Portfolio - Adviser Class	Voya International Index Portfolio - Class A
Voya U.S. Stock Index Portfolio - Service Class	Voya International Index Portfolio - Class S
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
VY CBRE Global Real Estate Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S
VY CBRE Real Estate Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S
VY® Invesco Growth and Income Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class S
VY® Morgan Stanley Global Franchise Portfolio - Service Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Partners, Inc.:	Voya Russell™ Small Cap Index Portfolio - Class S
Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Small Company Portfolio - Class S
Voya Solution Moderately Aggressive Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class S
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® Invesco Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class

The names of certain Divisions were changed during 2022. The following is a summary of current and former names for those Divisions:
Current Name	Former Name
Voya Investors Trust:	Voya Investors Trust:
VY® CBRE Global Real Estate Portfolio - Class S	VY® Clarion Global Real Estate Portfolio - Service Class
VY® CBRE Real Estate Portfolio - Class S	VY® Clarion Real Estate Portfolio - Service Class

During 2022 the following Divisions were closed to contract owners:

Voya Investors Trust:
VY® T. Rowe Price International Stock Portfolio - Service Class

During 2022 there were no new Divisions open to contract owners.

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements
Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners.  Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. All Contracts in the Account are currently in the accumulation period. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity including premiums, death benefits,  surrenders and withdrawals, contract charges and cost of insurance and administrative charges.   Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements
Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2022. There were no transfers among the levels for the year ended December 31, 2022. The Account had no liabilities as of December 31, 2022.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.  Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of  0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements
5.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 follow:
	Purchases	Sales
	(Dollars in thousands)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	$4	$107
Columbia Funds Variable Insurance Trust:
Columbia VP - Small Cap Value Fund - Class 2	35	28
Franklin Advisors, Inc.:
Franklin Multi-Asset Variable Conservative Growth Fund	469	377
Franklin Multi-Asset Variable Growth Fund	497	298
Franklin Multi-Asset Variable Moderate Growth Fund	427	668
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Core Plus VIT Portfolio - Class I	28	194
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	82	348
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	61	275
Voya Global Perspectives® Portfolio - Class A	2	—
Voya Government Liquid Assets Portfolio - Service Class	716	1,111
Voya High Yield Portfolio - Service Class	93	164
Voya Large Cap Growth Portfolio - Adviser Class	893	336
Voya Large Cap Growth Portfolio - Service Class	4,917	1,530
Voya Limited Maturity Bond Portfolio - Service Class	14	98
Voya Retirement Conservative Portfolio - Adviser Class	134	272
Voya Retirement Growth Portfolio - Adviser Class	256	357
Voya Retirement Moderate Growth Portfolio - Adviser Class	134	60
Voya Retirement Moderate Portfolio - Adviser Class	205	88
Voya U.S. Stock Index Portfolio - Service Class	40	37
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	20	24
VY® CBRE Global Real Estate Portfolio - Class S	4	4
VY® CBRE Real Estate Portfolio - Class S	193	121
VY® Invesco Growth and Income Portfolio - Service Class	1,173	895
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	209	69
VY® Morgan Stanley Global Franchise Portfolio - Service Class	60	106
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	1,884	1,762
VY® T. Rowe Price International Stock Portfolio - Service Class	12	74
Voya Partners, Inc.:
Voya International High Dividend Low Volatility Portfolio - Service Class	80	145
Voya Solution Moderately Aggressive Portfolio - Service Class	16	6
VY® Columbia Small Cap Value II Portfolio - Service Class	12	4
VY® Invesco Equity and Income Portfolio - Service Class	3,068	2,263
VY® Invesco Equity and Income Portfolio - Service 2 Class	154	111
VY® Invesco Global Portfolio - Service Class	40	18
VY® JPMorgan Mid Cap Value Portfolio - Service Class	14	24
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	93	122
Voya Index Plus LargeCap Portfolio - Class S	29	47

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc.: (continued)
Voya Index Plus MidCap Portfolio - Class S	$35	$3
Voya Index Plus SmallCap Portfolio - Class S	29	5
Voya International Index Portfolio - Class A	93	169
Voya International Index Portfolio - Class S	72	24
Voya Russell™ Large Cap Growth Index Portfolio - Class I	544	1,000
Voya Russell™ Large Cap Growth Index Portfolio - Class S	137	205
Voya Russell™ Large Cap Index Portfolio - Class S	1,643	3,691
Voya Russell™ Large Cap Value Index Portfolio - Class I	233	1,040
Voya Russell™ Large Cap Value Index Portfolio - Class S	203	458
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	3,628	3,144
Voya Russell™ Mid Cap Index Portfolio - Class S	33	85
Voya Russell™ Small Cap Index Portfolio - Class S	82	179
Voya Small Company Portfolio - Class S	24	4
Voya U.S. Bond Index Portfolio - Class S	13	21

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

6.	Changes in Units
	Year ended December 31,
	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	—	6,580	(6,580)	720	1,594	(874)
Columbia Funds Variable Insurance Trust:
Columbia VP - Small Cap Value Fund - Class 2	—	877	(877)	—	99	(99)
Franklin Advisors, Inc.:
Franklin Multi-Asset Variable Conservative Growth Fund	374	9,842	(9,468)	408	10,265	(9,857)
Franklin Multi-Asset Variable Growth Fund	454	7,809	(7,355)	152	12,659	(12,507)
Franklin Multi-Asset Variable Moderate Growth Fund	56	20,357	(20,301)	168	13,113	(12,945)
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Core Plus VIT Portfolio - Class I	39	6,310	(6,271)	397	13,918	(13,521)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	1,402	23,342	(21,940)	11,987	40,062	(28,075)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	249	14,362	(14,113)	—	3,781	(3,781)
Voya Global Perspectives® Portfolio - Class A	—	1	(1)	1,112	1	1,111
Voya Government Liquid Assets Portfolio - Service Class	44,256	70,572	(26,316)	54,770	55,851	(1,081)
Voya High Yield Portfolio - Service Class	2,453	6,960	(4,507)	1,096	8,666	(7,570)
Voya Large Cap Growth Portfolio - Adviser Class	3,405	11,024	(7,619)	3,250	11,249	(7,999)
Voya Large Cap Growth Portfolio - Service Class	56	26,555	(26,499)	221	45,647	(45,426)
Voya Limited Maturity Bond Portfolio - Service Class	36	3,916	(3,880)	253	4,168	(3,915)
Voya Retirement Conservative Portfolio - Adviser Class	135	20,534	(20,399)	7,665	2,130	5,535
Voya Retirement Growth Portfolio - Adviser Class	561	16,648	(16,087)	1,182	12,065	(10,883)
Voya Retirement Moderate Growth Portfolio - Adviser Class	819	2,454	(1,635)	167	12,541	(12,374)
Voya Retirement Moderate Portfolio - Adviser Class	2,132	4,008	(1,876)	18,595	69,052	(50,457)

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year ended December 31,
	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Voya U.S. Stock Index Portfolio - Service Class	505	2,594	(2,089)	—	1,351	(1,351)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	543	1,606	(1,063)	7,907	4,067	3,840
VY® CBRE Global Real Estate Portfolio - Class S	—	187	(187)	—	628	(628)
VY® CBRE Real Estate Portfolio - Class S	41	708	(667)	4	1,696	(1,692)
VY® Invesco Growth and Income Portfolio - Service Class	1,082	10,649	(9,567)	1,735	24,413	(22,678)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	485	2,086	(1,601)	231	4,954	(4,723)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	175	2,530	(2,355)	3,916	1,403	2,513
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	477	10,668	(10,191)	1,404	13,400	(11,996)
VY® T. Rowe Price International Stock Portfolio - Service Class	64	3,965	(3,901)	161	488	(327)
Voya Partners, Inc.:
Voya International High Dividend Low Volatility Portfolio - Service Class	240	9,915	(9,675)	1,234	17,763	(16,529)
Voya Solution Moderately Aggressive Portfolio - Service Class	—	316	(316)	10	485	(475)
VY® Columbia Small Cap Value II Portfolio - Service Class	2	143	(141)	2	761	(759)
VY® Invesco Equity and Income Portfolio - Service Class	2	77,022	(77,020)	489	88,260	(87,771)
VY® Invesco Equity and Income Portfolio - Service 2 Class	2,884	6,182	(3,298)	3,537	5,405	(1,868)
VY® Invesco Global Portfolio - Service Class	97	551	(454)	101	708	(607)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	—	857	(857)	—	3,124	(3,124)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	3,138	8,096	(4,958)	1,593	27,939	(26,346)
Voya Index Plus LargeCap Portfolio - Class S	—	1,449	(1,449)	—	286	(286)
Voya Index Plus MidCap Portfolio - Class S	238	44	194	6	49	(43)
Voya Index Plus SmallCap Portfolio - Class S	166	103	63	139	280	(141)
Voya International Index Portfolio - Class A	5,497	13,863	(8,366)	2,500	18,926	(16,426)
Voya International Index Portfolio - Class S	7,183	2,385	4,798	—	591	(591)
Voya Russell™ Large Cap Index Portfolio - Class I	19,879	94,705	(74,826)	962,456	16,852	945,604
Voya Russell™ Large Cap Growth Index Portfolio - Class S	532	3,234	(2,702)	1,069	1,559	(490)
Voya Russell™ Large Cap Index Portfolio - Class S	3,472	102,632	(99,160)	113,397	130,219	(16,822)
Voya Russell™ Large Cap Value Index Portfolio - Class I	8,438	58,244	(49,806)	4,082	47,371	(43,289)
Voya Russell™ Large Cap Value Index Portfolio - Class S	4,778	11,699	(6,921)	63,023	23,120	39,903

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements
	Year ended December 31,
	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc.: (Continued)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	2,132	58,199	(56,067)	600,045	54,115	545,930
Voya Russell™ Mid Cap Index Portfolio - Class S	274	2,827	(2,553)	580	826	(246)
Voya Russell™ Small Cap Index Portfolio - Class S	713	7,253	(6,540)	4,830	4,324	506
Voya Small Company Portfolio - Class S	49	132	(83)	94	174	(80)
Voya U.S. Bond Index Portfolio - Class S	827	1,603	(776)	1,363	8,358	(6,995)

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements
7.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts as of December 31, 2022, 2021, 2020, 2019, and 2018 and expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ending December 31, 2022, 2021, 2020, 2019, and 2018, follows:

					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
BlackRock Global Allocation V.I. Fund - Class III
2022		16	$14.76	$239	—%	1.40%	(17.30)%
2021		23	$17.83	$406	0.90%	1.40%	4.94%
2020		24	$16.99	$402	1.20%	1.40%	18.98%
2019		26	$14.28	$365	1.27%	1.40%	16.10%
2018		27	$12.30	$338	0.77%	1.40%	(8.89)%
Columbia VP - Small Cap Value Fund - Class 2
2022		2	$30.44	$66	0.53%	1.40%	(11.48)%
2021		3	$33.91	$103	0.54%	1.40%	27.00%
2020		3	$26.70	$84	0.27%	1.40%	7.06%
2019		3	$24.94	$80	0.28%	1.40%	19.27%
2018		3	$20.91	$69	—%	1.40%	(19.30)%
Franklin Multi-Asset Variable Conservative Growth Fund
2022		200	$28.66	$5,737	2.07%	1.40%	(15.37)%
2021		210	$33.87	$7,100	3.76%	1.40%	9.93%
2020		219	$30.81	$6,763	1.89%	1.40%	9.41%
2019		256	$28.16	$7,209	2.07%	1.40%	15.69%
2018		292	$24.34	$7,104	2.63%	1.40%	(5.73)%
Franklin Multi-Asset Variable Growth Fund
2022		131	$29.63	$3,887	2.97%	1.40%	(16.35)%
2021		139	$35.27	$4,886	4.27%	1.40%	19.03%
2020		151	$29.63	$4,477	1.37%	1.40%	9.66%
2019		182	$27.02	$4,931	1.55%	1.40%	20.84%
2018		198	$22.36	$4,433	2.76%	1.40%	(9.33)%

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements
					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Franklin Multi-Asset Variable Moderate Growth Fund
2022		161	$28.00	$4,502	1.64%	1.40%	(15.72)%
2021		181	$33.16	$6,005	4.58%	1.40%	15.02%
2020		194	$28.83	$5,594	1.50%	1.40%	9.54%
2019		227	$26.32	$5,965	1.65%	1.40%	18.72%
2018		260	$22.17	$5,772	2.55%	1.40%	(7.59)%
Legg Mason Western Asset Core Plus VIT Portfolio - Class I
2022		49	$25.56	$1,249	1.84%	1.40%	(17.69)%
2021		55	$31.32	$1,727	2.34%	1.40%	(3.33)%
2020		69	$32.40	$2,224	2.13%	1.40%	7.78%
2019		75	$30.06	$2,254	4.59%	1.40%	10.60%
2018		78	$27.18	$2,115	3.49%	1.40%	(3.62)%
Voya Intermediate Bond Portfolio - Class S
2022		159	$13.01	$2,071	2.45%	1.40%	(15.35)%
2021		181	$15.46	$2,802	2.82%	1.40%	(2.46)%
2020		209	$15.85	$3,317	3.18%	1.40%	6.02%
2019		235	$14.95	$3,507	3.11%	1.40%	8.02%
2018		251	$13.84	$3,472	3.36%	1.40%	(2.19)%
Voya Balanced Income Portfolio - Service Class
2022		26	$17.06	$443	1.95%	1.40%	(15.09)%
2021		40	$20.11	$806	2.26%	1.40%	7.60%
2020		44	$18.69	$820	3.19%	1.40%	1.58%
2019		63	$18.40	$1,151	4.69%	1.40%	16.75%
2018		64	$15.76	$1,007	4.94%	1.40%	(6.36)%
Voya Global Perspectives® Portfolio - Class A
2022		1	$12.31	$15	2.77%	1.40%	(18.77)%
2021		1	$15.16	$19	5.93%	1.40%	4.26%
2020		—	$14.54	$2	2.94%	1.40%	14.13%
2019		—	$12.74	$1	2.63%	1.40%	16.35%
2018		—	$10.95	$2	—%	1.40%	(8.83)%

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Government Liquid Assets Portfolio - Service Class
2022		345	$14.87	$5,124	1.28%	1.40%	(0.06)%
2021		371	$14.88	$5,520	—%	1.40%	(1.39)%
2020		372	$15.09	$5,613	0.21%	1.40%	(1.11)%
2019		400	$15.26	$6,103	1.70%	1.40%	0.33%
2018		441	$15.21	$6,704	1.32%	1.40%	(0.07)%
Voya High Yield Portfolio - Service Class
2022		29	$21.32	$617	5.23%	1.40%	(13.68)%
2021		33	$24.71	$827	4.96%	1.40%	3.52%
2020		41	$23.87	$979	4.91%	1.40%	4.14%
2019		49	$22.92	$1,132	5.31%	1.40%	13.63%
2018		56	$20.17	$1,128	5.65%	1.40%	(4.59)%
Voya Large Cap Growth Portfolio - Adviser Class
2022		68	$25.66	$1,755	—%	1.40%	(31.93)%
2021		76	$37.71	$2,866	—%	1.40%	17.26%
2020		84	$32.16	$2,702	—%	1.40%	28.28%
2019		89	$25.07	$2,243	0.09%	1.40%	30.03%
2018		100	$19.28	$1,920	0.05%	1.40%	(3.46)%
Voya Large Cap Growth Portfolio - Service Class
2022		265	$44.08	$11,692	—%	1.40%	(31.66)%
2021		292	$64.47	$18,810	—%	1.40%	17.60%
2020		337	$54.82	$18,484	0.24%	1.40%	28.75%
2019		375	$42.58	$15,947	0.42%	1.40%	30.57%
2018		415	$32.61	$13,529	0.39%	1.40%	(3.12)%
Voya Limited Maturity Bond Portfolio - Service Class
2022		37	$21.57	$797	1.59%	1.40%	(6.18)%
2021		41	$23.01	$940	1.43%	1.40%	(1.54)%
2020		45	$23.37	$1,046	1.95%	1.40%	1.74%
2019		52	$22.97	$1,192	1.59%	1.40%	2.59%
2018		56	$22.39	$1,261	1.48%	1.40%	(0.36)%

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Retirement Conservative Portfolio - Adviser Class
2022		90	$11.51	$1,033	1.96%	1.40%	(14.92)%
2021		110	$13.57	$1,495	2.23%	1.40%	3.27%
2020		105	$13.14	$1,375	2.07%	1.40%	8.77%
2019		72	$12.08	$864	1.68%	1.40%	11.96%
2018		61	$10.79	$655	1.97%	1.40%	(4.09)%
Voya Retirement Growth Portfolio - Adviser Class
2022		88	$18.32	$1,616	0.97%	1.40%	(18.09)%
2021		104	$22.31	$2,327	1.79%	1.40%	13.88%
2020		115	$19.59	$2,256	2.13%	1.40%	12.07%
2019		128	$17.48	$2,231	1.76%	1.40%	19.81%
2018		156	$14.59	$2,270	1.66%	1.40%	(8.76)%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2022		47	$17.76	$841	1.27%	1.40%	(17.58)%
2021		49	$21.52	$1,055	1.75%	1.40%	12.32%
2020		61	$19.16	$1,176	2.06%	1.40%	11.53%
2019		73	$17.18	$1,257	1.61%	1.40%	18.40%
2018		101	$14.51	$1,464	1.79%	1.40%	(7.64)%
Voya Retirement Moderate Portfolio - Adviser Class
2022		76	$15.84	$1,207	1.62%	1.40%	(16.35)%
2021		78	$18.94	$1,479	2.09%	1.40%	8.11%
2020		129	$17.52	$2,251	2.06%	1.40%	10.61%
2019		136	$15.84	$2,148	1.77%	1.40%	15.54%
2018		121	$13.71	$1,658	1.84%	1.40%	(6.42)%
Voya U.S. Stock Index Portfolio - Service Class
2022		22	$12.21	$267	1.01%	1.40%	(20.15)%
2021		24	$15.20	$364	0.94%	1.40%	26.25%
2020		25	$12.04	$304	1.56%	1.40%	16.22%
2019	12/13/2019	28	$10.36	$290	(a)	1.40%	(a)
2018		(a)	(a)	(a)	(a)	(a)	(a)

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2022		24	$11.49	$280	4.09%	1.40%	(13.76)%
2021		25	$13.40	$341	2.59%	1.40%	3.47%
2020		22	$12.95	$280	1.56%	1.40%	9.28%
2019		17	$11.85	$196	2.20%	1.40%	6.66%
2018		17	$11.11	$194	1.93%	1.40%	(3.48)%
VY® CBRE Global Real Estate Portfolio - Class S
2022		3	$15.23	$38	2.89%	1.40%	(25.62)%
2021		3	$20.63	$56	2.68%	1.40%	32.24%
2020		3	$15.60	$52	5.00%	1.40%	(6.36)%
2019		3	$16.66	$58	2.76%	1.40%	22.59%
2018		4	$13.59	$49	5.04%	1.40%	(10.00)%
VY® CBRE Real Estate Portfolio - Class S
2022		6	$131.63	$829	1.53%	1.40%	(27.55)%
2021		7	$183.24	$1,276	1.99%	1.40%	49.84%
2020		9	$122.29	$1,059	2.02%	1.40%	(7.85)%
2019		10	$132.71	$1,367	2.17%	1.40%	26.37%
2018		11	$105.02	$1,194	2.63%	1.40%	(8.95)%
VY® Invesco Growth and Income Portfolio - Service Class
2022		100	$73.14	$7,337	1.25%	1.40%	(8.21)%
2021		110	$78.78	$8,656	1.31%	1.40%	27.15%
2020		133	$61.96	$8,212	1.83%	1.40%	1.46%
2019		143	$61.07	$8,712	2.44%	1.40%	23.00%
2018		160	$49.65	$7,926	1.43%	1.40%	(14.81)%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2022		25	$25.35	$642	—%	1.40%	(27.55)%
2021		27	$34.80	$937	—%	1.40%	(11.29)%
2020		32	$39.23	$1,241	0.30%	1.40%	31.51%
2019		37	$29.83	$1,093	0.01%	1.40%	29.87%
2018		39	$22.97	$891	0.65%	1.40%	(17.93)%

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2022		14	$37.43	$516	0.55%	1.40%	(18.28)%
2021		16	$46.06	$743	0.72%	1.40%	19.95%
2020		14	$38.40	$523	0.60%	1.40%	11.69%
2019		16	$34.38	$538	0.84%	1.40%	27.52%
2018		18	$26.96	$472	0.94%	1.40%	(3.06)%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2022		87	$141.68	$12,359	1.17%	1.40%	(13.32)%
2021		97	$163.62	$15,940	0.84%	1.40%	16.75%
2020		109	$140.15	$15,335	1.18%	1.40%	16.33%
2019		128	$120.48	$15,432	1.47%	1.40%	22.61%
2018		142	$98.26	$13,995	2.07%	1.40%	(0.90)%
Voya International High Dividend Low Volatility Portfolio - Service Class
2022		143	$12.10	$1,727	4.13%	1.40%	(10.60)%
2021		152	$13.49	$2,057	2.11%	1.40%	10.21%
2020		169	$12.24	$2,068	3.05%	1.40%	(2.31)%
2019		183	$12.53	$2,292	1.83%	1.40%	14.74%
2018		212	$10.92	$2,311	1.93%	1.40%	(16.32)%
Voya Solution Moderately Aggressive Portfolio - Service Class
2022		7	$13.15	$87	3.15%	1.40%	(20.26)%
2021		7	$16.43	$114	1.64%	1.40%	15.46%
2020		7	$14.23	$106	1.34%	1.40%	12.31%
2019		14	$12.67	$171	2.24%	1.40%	20.90%
2018		14	$10.48	$151	2.08%	1.40%	(10.43)%
VY® Columbia Small Cap Value II Portfolio - Service Class
2022		3	$23.02	$78	0.02%	1.40%	(15.92)%
2021		4	$27.11	$96	0.27%	1.40%	32.31%
2020		4	$20.49	$88	0.50%	1.40%	8.01%
2019		6	$18.97	$114	0.35%	1.40%	18.56%
2018		7	$16.00	$107	—%	1.40%	(18.95)%

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® Invesco Equity and Income Portfolio - Service Class
2022		724	$25.20	$18,234	1.39%	1.40%	(9.70)%
2021		801	$27.73	$22,200	1.19%	1.40%	16.91%
2020		888	$23.81	$21,117	1.48%	1.40%	8.11%
2019		1,002	$21.94	$21,985	1.81%	1.40%	18.15%
2018		1,134	$18.57	$21,065	1.69%	1.40%	(10.94)%
VY® Invesco Equity and Income Portfolio - Service 2 Class
2022		42	$15.58	$656	1.30%	1.40%	(9.78)%
2021		45	$17.16	$779	1.10%	1.40%	16.73%
2020		47	$14.79	$696	1.43%	1.40%	8.01%
2019		51	$13.61	$694	1.38%	1.40%	17.94%
2018		86	$11.54	$993	1.74%	1.40%	(11.03)%
VY® Invesco Oppenheimer Global Portfolio - Service Class
2022		8	$26.10	$206	—%	1.40%	(33.01)%
2021		8	$38.98	$326	—%	1.40%	13.51%
2020		9	$34.34	$308	0.83%	1.40%	25.65%
2019		11	$27.33	$309	0.23%	1.40%	29.59%
2018		14	$21.09	$288	1.63%	1.40%	(14.58)%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2022		2	$27.21	$58	0.76%	1.40%	(10.17)%
2021		3	$30.20	$90	0.44%	1.40%	27.70%
2020		6	$23.65	$145	0.98%	1.40%	(1.13)%
2019		7	$23.92	$161	0.96%	1.40%	24.45%
2018		7	$19.22	$142	1.24%	1.40%	(13.42)%
Voya Global High Dividend Low Volatility Portfolio - Class S
2022		59	$14.24	$846	2.41%	1.40%	(6.20)%
2021		64	$15.22	$980	2.34%	1.40%	18.81%
2020		91	$12.81	$1,162	2.03%	1.40%	(2.44)%
2019		101	$13.13	$1,332	2.29%	1.40%	19.69%
2018		48	$10.97	$528	4.62%	1.40%	(10.38)%

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Index Plus LargeCap Portfolio - Class S
2022		2	$30.86	$76	0.54%	1.40%	(20.77)%
2021		4	$38.76	$152	0.87%	1.40%	27.12%
2020		4	$30.49	$128	0.55%	1.40%	14.02%
2019		12	$26.74	$324	1.46%	1.40%	27.94%
2018		14	$20.90	$295	1.05%	1.40%	(8.37)%
Voya Index Plus MidCap Portfolio - Class S
2022		4	$29.33	$119	0.58%	1.40%	(15.80)%
2021		4	$34.80	$134	0.73%	1.40%	25.72%
2020		4	$27.68	$108	0.55%	1.40%	6.46%
2019		11	$26.00	$297	1.09%	1.40%	24.94%
2018		12	$20.81	$240	0.77%	1.40%	(15.71)%
Voya Index Plus SmallCap Portfolio - Class S
2022		5	$26.40	$145	0.59%	1.40%	(16.27)%
2021		5	$31.20	$169	0.52%	1.40%	26.32%
2020		6	$24.70	$138	0.50%	1.40%	3.65%
2019		12	$23.83	$283	0.76%	1.40%	19.87%
2018		13	$19.88	$258	0.72%	1.40%	(13.86)%
Voya International Index Portfolio - Class A
2022		75	$11.12	$837	2.76%	1.40%	(16.42)%
2021		84	$13.28	$1,110	1.99%	1.40%	8.94%
2020		100	$12.19	$1,220	1.88%	1.40%	5.72%
2019		121	$11.53	$1,391	2.64%	1.40%	19.23%
2018		125	$9.67	$1,210	2.23%	1.40%	(15.32)%
Voya International Index Portfolio - Class S
2022		6	$10.54	$60	0.77%	1.40%	(16.27)%
2021		1	$12.55	$11	2.62%	1.40%	9.04%
2020		1	$11.51	$17	0.55%	1.40%	6.08%
2019		11	$10.85	$124	2.88%	1.40%	19.36%
2018		12	$9.09	$106	2.59%	1.40%	(15.05)%

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2022		871	$8.53	$7,429	0.63%	1.40%	(21.86)%
2021	10/15/2021	946	$10.82	$10,236	(b)	1.40%	(b)
2020		(b)	(b)	(b)	(b)	(b)	(b)
2019		(b)	(b)	(b)	(b)	(b)	(b)
2018		(b)	(b)	(b)	(b)	(b)	(b)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2022		19	$52.66	$980	0.11%	1.40%	(31.91)%
2021		21	$76.53	$1,630	0.34%	1.40%	28.56%
2020		22	$59.53	$1,298	0.43%	1.40%	36.19%
2019		26	$43.71	$1,148	0.54%	1.40%	33.55%
2018		17	$32.73	$566	0.85%	1.40%	(2.59)%
Voya Russell™ Large Cap Index Portfolio - Class S
2022		1,083	$28.52	$30,893	0.53%	1.40%	(22.05)%
2021		1,182	$36.28	$42,891	1.20%	1.40%	25.36%
2020		1,199	$28.94	$34,702	1.19%	1.40%	19.88%
2019		1,313	$24.14	$31,701	1.48%	1.40%	29.09%
2018		1,466	$18.70	$27,412	1.43%	1.40%	(5.03)%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2022		462	$15.99	$7,386	1.31%	1.40%	(7.32)%
2021		512	$17.16	$8,780	2.29%	1.40%	21.27%
2020		555	$14.15	$7,852	1.02%	1.40%	0.07%
2019		618	$14.14	$8,735	2.58%	1.40%	24.14%
2018		742	$11.39	$8,454	2.36%	1.40%	(7.92)%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2022		120	$34.27	$4,101	1.14%	1.40%	(7.55)%
2021		127	$36.86	$4,666	1.39%	1.40%	21.01%
2020		87	$30.46	$2,640	0.88%	1.40%	(0.23)%
2019		98	$30.53	$2,999	0.57%	1.40%	23.85%
2018		16	$24.65	$399	2.11%	1.40%	(8.16)%

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

					Investment
	Fund Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2022		741	$42.46	$31,471	—%	1.40%	(27.47)%
2021		797	$59.12	$47,134	0.01%	1.40%	10.46%
2020		251	$53.52	$13,452	0.15%	1.40%	32.64%
2019		276	$40.35	$11,152	0.56%	1.40%	32.64%
2018		292	$30.42	$8,877	0.42%	1.40%	(6.69)%
Voya Russell™ Mid Cap Index Portfolio - Class S
2022		9	$26.65	$249	0.66%	1.40%	(18.68)%
2021		12	$32.87	$391	0.79%	1.40%	20.09%
2020		12	$27.37	$332	0.89%	1.40%	14.71%
2019		17	$23.86	$410	1.38%	1.40%	27.94%
2018		19	$18.65	$360	1.03%	1.40%	(10.85)%
Voya Russell™ Small Cap Index Portfolio - Class S
2022		24	$22.86	$551	0.49%	1.40%	(22.92)%
2021		31	$29.31	$898	0.50%	1.40%	12.47%
2020		30	$26.06	$786	0.88%	1.40%	17.65%
2019		39	$22.15	$859	0.61%	1.40%	23.06%
2018		30	$18.00	$537	0.73%	1.40%	(12.71)%
Voya Small Company Portfolio - Class S
2022		3	$23.17	$81	—%	1.40%	(18.73)%
2021		4	$28.26	$101	—%	1.40%	12.86%
2020		4	$25.04	$91	0.31%	1.40%	10.45%
2019		6	$22.67	$128	0.13%	1.40%	24.08%
2018		7	$18.27	$129	—%	1.40%	(17.22)%
Voya U.S. Bond Index Portfolio - Class S
2022		14	$10.88	$155	1.92%	1.40%	(13.94)%
2021		15	$12.74	$191	1.53%	1.40%	(3.48)%
2020		22	$13.20	$290	3.62%	1.40%	5.52%
2019		16	$12.51	$202	2.19%	1.40%	6.47%
2018		18	$11.75	$211	1.94%	1.40%	(2.00)%

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

(a)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2021, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense and administrative charges as defined in the Charges and Fees note.

D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

FINANCIAL STATEMENTS — STATUTORY BASIS AND SUPPLEMENTARY INFORMATION

Venerable Insurance and Annuity Company

For the years ended December 31, 2022 and 2021
with Report of Independent Auditors

VENERABLE®

Contents

Report of Independent Auditors	1

Audited Financial Statements - Statutory Basis
Balance Sheets - as of December 31, 2022 and 2021	4
Statements of Operations - for the years ended December 31, 2022 and 2021	6
Statements of Changes in Capital and Surplus - for the years ended December 31, 2022 and 2021	7
Statements of Cash Flows - for the years ended December 31, 2022 and 2021	8
Notes to Financial Statements	9

Supplementary Information
Report of Independent Auditors on Supplementary Information	61
Supplemental Schedule of Selected Statutory Basis Financial Data	62
Investment Risk Interrogatories	65
Summary Investment Schedule	70
Supplemental Schedule of Life and Health Reinsurance Disclosures	71
Note to Supplementary Information	73

Report of Independent Auditors

The Board of Directors and Stockholder Venerable Insurance and Annuity Company

Opinion

We have audited the statutory-basis financial statements of Venerable Insurance and Annuity Company (the Company), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of operations, changes in capital and surplus and cash flow for the years then ended, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.
Basis for Opinion
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in

Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•
Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

March 30, 2023

VENERABLE INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	December 31
	2022	2021
Admitted Assets	(In Thousands)
Cash and invested assets:
Bonds	$8,513,944	$8,548,520
Preferred stocks	45,310	60,491
Common stocks	112,068	124,195
Investment in and advances to subsidiaries	1,386,698	1,578,483
Mortgage loans	1,788,620	2,195,274
Contract loans	3,283	3,676
Other invested assets	406,058	670,868
Cash and short-term investments	206,621	125,942
Total cash and invested assets	12,462,602	13,307,449

Deferred and uncollected premiums	(50,342)	(51,233)
Accrued investment income	93,741	81,200
Reinsurance balances recoverable	61,717	141,219
Indebtedness from related parties	2,895	62,873
Federal income tax recoverable (including $0 and $0 on realized capital losses at December 31, 2022 and 2021, respectively)	56,736	52,149
Other assets	14,946	10,935
Separate account assets	18,254,229	25,372,984
Total admitted assets	$30,896,524	$38,977,576

 The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	December 31
	2022	2021
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,204,810	$10,189,551
Deposit type contracts	1,128,799	928,304
Policy and contract claims	(6,692)	(16,516)
Total policy and contract liabilities	10,326,917	11,101,339

Interest maintenance reserve	105,483	118,014
Accounts payable and accrued expenses	1,838	9,186
Reinsurance balances	43,139	66,415
Asset valuation reserve	92,899	134,248
Net transfers from separate accounts due or accrued	(45,354)	(43,227)
Other liabilities	118,443	131,413
Separate account liabilities	18,254,229	25,372,984
Total liabilities	28,897,594	36,890,372

Capital and surplus:
Common stock: authorized 250,000 shares of $10 par value; 250,000 shares issued and outstanding	2,500	2,500
Special surplus funds	234,385	246,451
Surplus notes	252,109	334,879
Paid in and contributed surplus	1,160,463	1,160,463
Unassigned surplus	349,473	342,911
Total capital and surplus	1,998,930	2,087,204
Total liabilities and capital and surplus	$30,896,524	$38,977,576

 The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
Statements of Operations — Statutory Basis

	Year ended December 31
	2022	2021
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,502	$(4,618,622)
Policy proceeds and dividends left on deposit	—	26,150
Net investment income	697,904	480,810
Amortization of interest maintenance reserve	15,268	(3,284)
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	(1,378,912)	(1,137,736)
Other revenue	10,733	27,809
Total premiums and other revenues	(653,505)	(5,224,873)

Benefits paid or provided:
Annuity benefits	918,628	1,055,864
Surrender benefits and withdrawals	1,444,422	2,239,392
Interest and adjustments on contract or deposit-type funds	—	46,119
Other benefits	—	89,868
Decrease in life, annuity, and accident and health reserves	(984,696)	(3,148,513)
Net transfers from separate accounts	(2,398,558)	(3,291,212)
Total benefits paid or provided	(1,020,204)	(3,008,482)

Insurance expenses and other deductions:
Commissions	120,874	148,821
General expenses	73,476	97,210
Insurance taxes, licenses, and fees	3,167	3,757
Other expense (income)	10,962	(1,721,629)
Total insurance (income) expenses and other deductions	208,479	(1,471,841)
Gain (loss) from operations before federal income taxes and net realized capital losses	158,220	(744,550)
Federal income tax expense	(42,421)	(39,431)
Gain (loss) from operations before net realized capital losses	200,641	(705,119)
Net realized capital gain (loss)	(3,444)	(563,814)
Net income (loss)	$197,197	$(1,268,933)

 The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Capital and Surplus — Statutory Basis

	Year ended December 31
	2022	2021
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500

Surplus notes:
Balance at beginning of year	334,879	350,000
Surplus notes paid	(82,770)	(15,121)
Balance at end of year	252,109	334,879

Paid-in and contributed surplus:
Balance at beginning of year	$1,160,463	$1,240,463
Return of capital	—	(80,000)
Balance at end of year	1,160,463	1,160,463

Special surplus funds:
Balance at beginning of year	246,451	258,517
Amortization of gain on reinsurance	(12,066)	(12,066)
Balance at end of year	234,385	246,451

Unassigned surplus:
Balance at beginning of year	342,911	834,348
Net income (loss)	197,197	(1,268,933)
Change in net unrealized capital gains	(211,903)	589,704
Change in nonadmitted assets	11,868	(517)
Change in asset valuation reserve	41,349	258,309
Dividends to stockholder	(32,000)	(70,000)
Other changes in surplus	$51	$—
Balance at end of year	349,473	342,911

Total capital and surplus	$1,998,930	$2,087,204

 The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
Statements of Cash Flows — Statutory Basis

	Year ended December 31
	2022	2021
	(In Thousands)
Operating Activities
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$4,372	$1,329
Net investment income received	486,369	430,986
Commissions and expenses paid	(486,578)	2,740
Benefits paid	(3,522,061)	(3,258,646)
Net transfers from separate accounts	2,397,560	3,692,570
Miscellaneous income	128,301	68,762
Net cash (used in) provided by operations	(992,037)	937,741

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	1,404,297	4,936,089
Stocks	26,669	77,435
Mortgage loans	435,728	461,361
Other invested assets	494,553	62,982
Miscellaneous proceeds	(27,552)	(15,720)
Total investment proceeds	2,333,695	5,522,147

Cost of investments acquired:
Bonds	1,368,835	3,558,765
Stocks	16,500	76,683
Mortgage loans	30,852	24,454
Other invested assets	191,292	503,232
Miscellaneous applications	(10,332)	531,958
Total cost of investments acquired	1,597,147	4,695,092

Net decrease in contract loans	393	745
Net cash provided by (used in) investment activities	736,941	827,800

Financing and Miscellaneous Activities
Other cash provided (applied):
Surplus notes	(82,770)	(415,121)
Capital and paid-in surplus, less treasury stock	—	(1,329,505)
Net deposits (withdrawals) on deposit type contracts	200,495	(11,711)
Dividends paid to stockholder	158,000	(70,000)
Other cash provided (applied)	60,050	(600,667)
Net cash provided by (used in) financing and miscellaneous activities	335,775	(2,427,004)
Net increase (decrease) in cash and short-term investments	80,679	(661,463)
Cash and short-term investments:
Beginning of year	125,942	787,405
End of year	$206,621	$125,942

 The accompanying notes are an integral part of these financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies
Venerable Insurance and Annuity Company ("VIAC" or the “Company”), is domiciled in the State of Iowa ("Iowa") and is a direct, wholly-owned subsidiary of Venerable Holdings, Inc. (“Venerable Holdings”), a holding company domiciled in the State of Delaware. Venerable Holdings is a direct, wholly-owned subsidiary of VA Capital Company LLC ("VA Capital"), a limited liability company domiciled in the State of Delaware.

Venerable Holdings owns all outstanding shares of the capital stock of the Company and VIAC Services Company ("VSC"), and all of the membership interest of Directed Services LLC ("DSL"). VSC, a corporation domiciled in the State of Delaware, provides services to Venerable Holdings and its subsidiaries, including the Company. DSL, a limited liability company domiciled in the State of Delaware, is a registered Broker Dealer and provides underwriting and wholesale distribution services to the Company.

The Company has two direct, wholly-owned subsidiaries, Rocky Range, Inc. ("Rocky Range") and Corporate Solutions Life Reinsurance Company ("CSLR"). Rocky Range is an insurance company domiciled in the State of Arizona that is licensed as a pure captive reinsurer by the Arizona Department of Insurance and Financial Institutions (“DIFI”).CSLR is an insurance company domiciled in the State of Delaware and operates as a reinsurance company. The Company acquired 100% of the issued and outstanding capital stock of CSLR on June 1, 2021, from Equitable Holdings, Inc. ("Equitable Holdings").

Description of Business

The Company historically offered various insurance products including immediate and deferred variable and fixed annuities, fixed indexed annuities, traditional life insurance, supplemental contracts consisting of life insurance proceeds and payout annuities for pre-retirement wealth accumulation and post-retirement income management. The Company ceased the issuance of new fixed and indexed annuity products in 2018, ceased the issuance of new variable annuity products in 2010, and ceased the issuance of new life insurance policies in 2001, placing them in run-off. New amounts may continue to be deposited as add-on premiums to certain existing contracts. The Company has a significant concentration of reinsurance. See, "Reinsurance" in the Notes to Financial Statements for further discussion of the Company's reinsurance arrangements.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates are primarily based on historical experience and at times may differ from the actual results. Estimates are regularly revised and updated by management as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

The Company does not have any recently adopted accounting principles as of December 31, 2022 and 2021.

Correction of Errors

The Company does not have any correction of errors to disclose as of December 31, 2022 and 2021.

Unusual or Infrequent Events

The Company continues to monitor developments related to the coronavirus disease 2019 (“COVID-19”). The Company can experience losses resulting from the payment of greater than anticipated death benefits as a result of an increase in the national mortality rate from events such as COVID-19. For the years ended December 31, 2022 and 2021, COVID-19 has not resulted in a material adverse impact to the Company's financial statements.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from United States Generally Accepted Accounting Principles ("U.S. GAAP"). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a rating assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•	The length of time and the extent to which the fair value has been below cost.
•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•	The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•	The Company's intent and ability to hold the security long enough for it to recover its cost.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other-than-temporary. When an other-than-temporary impairment ("OTTI") is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve ("IMR") and the non-interest related OTTI is included in the asset valuation reserve ("AVR") in the period that the OTTI is considered to have occurred as prescribed by the NAIC. Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including mortgage-backed securities/collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage-backed securities. Structured securities are reported at amortized cost or fair value based on a rating assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder's equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as an OTTI. If the Company does not intend to sell the security, the Company determines whether or not it has intent and ability to retain the investment in the security for a period of time sufficient to recover the amortized cost basis. If the Company does not have the intent and ability to retain the investment for the time sufficient to recover the amortized cost basis, an OTTI should be considered to have occurred.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by a NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. AVR is not applicable under U.S. GAAP.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted. IMR is not applicable under U.S. GAAP.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives ("SSAP No. 86") for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. The Company has deemed that none of its derivatives meet the requirements for an effective hedge, and effective June 1, 2021, the Company transferred its derivative instruments to its direct, wholly-owned subsidiary, CSLR.

Under U.S. GAAP, the Company recognizes derivatives at fair value with the change in value recorded in earnings as realized gain or loss, consistent with requirements for ineffective hedges. Similar to SSAP No. 86, U.S. GAAP allows separation of effective and ineffective hedges; however, the Company does not consider any of its hedges effective for U.S. GAAP, and effective June 1, 2021, the Company transferred its derivative instruments to its direct, wholly-owned subsidiary, CSLR.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company recognizes mortgage loans at fair value with unrealized gain or loss recorded in surplus.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company's assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus, deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.
Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment- type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under Statutory accounting practices are calculated based upon both the net level premium method and Commissioners' Reserve Valuation method ("CRVM") using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners' Annuity Reserve Valuation method ("CARVM") using statutory rates for mortality and interest.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for uncollectible reinsurance, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally past due agents' balances and commission advances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non- admitted assets include deferred tax assets that are not admissible under SSAP No. 101. See Deferred Income Taxes above.

Under U.S. GAAP, all assets are included in the balance sheets.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Under U.S. GAAP, dividends allocable to participating contract owners are based on published dividend projections or expected dividend scales.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets. Under statutory accounting practices, no interest expense is recorded on the surplus notes until payment has been approved by the Iowa Insurance Division.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a charge to earnings over the term of the notes.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value, and the reserves are calculated based upon the CARVM.

Under U.S. GAAP, separate account assets supporting variable options under variable annuity contracts are equal to cumulative deposits, less charges and withdrawals, plus interest credited thereon. The Market Value Adjustment ("MVA") and Collared Annuity Product ("CAP") separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company's general account. Reserves for individual and group deferred annuity contracts are equal to cumulative deposits, less charges and withdrawals, net of adjustments for investment experience that the Company is entitled to reflect in future credit interest.

Reconciliation to U.S. GAAP:  The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the interest method or the lower of cost or fair value.

Loan-backed securities are stated at either amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities. For certain securities, the prospective adjustment methodology is utilized, including interest-only securities and securities that have experienced an other-than-temporary impairment ("OTTI").

Preferred stocks are stated in accordance with SSAP No. 32, Preferred Stock.

Common stocks are stated at fair market value. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

Short-term investments are stated at amortized cost.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

Derivative Instruments

The Company transferred its derivative instruments to its wholly-owned subsidiary, CSLR, effective June 1, 2021. As of December 31, 2022 and 2021, the Company has not entered into any derivative transactions. The Company's use of derivative instruments for the period of January 1, 2021 through May 31, 2021 is described below:
The Company entered into various derivative transactions to reduce and manage the risk of a change in value, yield, price, cash flow or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company had acquired or incurred. The Company entered into credit default swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument were carried at amortized cost. The replication practices were in accordance with SSAP No. 86 hedge accounting practices. The Company also entered into interest rate swaps to manage the interest rate exposure of certain mortgage backed related securities. These interest rate swaps were designated as cash flow hedges in accordance with SSAP No. 86 hedge accounting practices and were carried at amortized cost. The Company did not receive hedge accounting treatment for any other derivative transactions.

The Company entered into the following types of derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps were used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments were made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company either received a payment (purchased credit protection) or were required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilized these contracts in replication relationships for sold credit protection and non-qualifying relationships for purchased credit protection.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Equity Contracts:

Futures: Futures contracts were used to hedge against a decrease in certain equity indices. Such decreases may have resulted in a decrease in variable annuity account values which would have increased the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.The Company entered into exchange traded futures with regulated futures commissions that were members of the exchange. The Company also posted initial and variation margins, with the exchange, on a daily basis.

Options: The Company used options to manage the equity and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits. The Company may have paid or received upfront premium to enter into these options. The Company utilized these options in non-qualifying hedging relationships.

Total return swaps: The Company used total return swaps as a hedge against a decrease in variable annuity account values, which were invested in funds holding equity instruments. Using total return swaps, the Company agreed with another party to exchange, at specified intervals or maturity, the difference between the economic performance of assets or a market index and a funding amount, calculated by reference to an agreed upon notional principal amount. No cash was exchanged at the onset of the contracts. Cash was paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Variance swaps: The Company used variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits. An increase in the equity volatility may have resulted in a higher valuation of such liabilities and may also have prospectively increased the cost of hedging equity risk with options. In an equity variance swap, the Company agreed with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilized equity variance swaps in non-qualifying hedging relationships.
Foreign Exchange Contracts:

Foreign exchange swaps: The Company used foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represented contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilized these contracts in nonqualifying hedging relationships.

Currency forwards: The Company utilized currency forward contracts to hedge currency exposure related to its invested assets. The Company utilized these contracts in non-qualifying hedging relationships.

Interest Rate Contracts:

Interest rate swaps: Interest rate swaps were used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities and to hedge the interest rate exposure associated with certain variable annuity minimum guaranteed benefits. Interest rate swaps were also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agreed with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions were entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilized these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company used swaptions to hedge the interest rate exposure associated with certain variable annuity minimum guaranteed benefits. The Company paid or received a premium when it purchased the swaption. The Company utilized these contracts in non-qualifying hedging relationships.

Total return swaps: The Company used total return swaps to hedge the interest rate exposure associated with certain variable annuity minimum guaranteed benefits. Using total return swaps, the Company agreed with another party to exchange, at specified intervals or maturity, the difference between the economic performance of assets or a market index and a funding amount, calculated by reference to an agreed upon notional principal amount. No cash was exchanged at the onset of the contracts. Cash was paid and received over the life of the contract based upon the terms of the swaps. The Company utilized these contracts in non-qualifying hedging relationships.

Futures: The Company used interest rate futures contracts to hedge interest rate risks associated with certain variable annuity minimum guaranteed benefits and CMO-B portfolio. Changes in the general level of interest rates could result in the potential for adverse changes in the portfolio and/or certain variable annuity minimum guaranteed benefits. The Company entered into exchange traded futures with regulated futures commissions that were members of the exchange. The Company also posted initial and variation margins, with the exchange, on a daily basis. The Company utilized exchange-traded futures in non-qualifying hedging relationships.

Interest rate caps and floors: The Company used interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps were also used to hedge interest rate exposure if rates rise above a specified level. The Company used interest rate floor contracts to hedge interest rate exposure if rates decreased below a specified level. The Company paid an upfront premium for these caps and floors. The Company utilized these contracts in non-qualifying hedging relationships.

Other Accounting Practices

Contract Loans: Contract Loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates ranged from 1.00% to 13.25% for 2022.

The Company waives deduction of deferred fractional premiums upon the death, the larger of the variable insurance amount or the amount of the death benefits as of the prior processing date plus the amount of any subsequent additional premium payments minus withdrawals. Surrender values are not promised in excess of the legally computed reserves.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Iowa Insurance Division, is $6.0 and $17.3 at December 31, 2022 and 2021, respectively. Reserves to cover the above insurance were immaterial at December 31, 2022 and 2021, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Participating Insurance: Participating business approximates less than 20% of the Company’s life insurance in force. For the year ended December 31, 2022, premiums on participating policies were $4.3, or less than 31% of life insurance premium income, as compared to $4.8, or less than 31% of life insurance premium income in 2021. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $6.3 was incurred in 2022, as compared to $6.8 in 2021. The participating business and related results are 100% ceded to ReliaStar Life Insurance Company, ("ReliaStar"), an indirect, wholly-owned subsidiary of Voya Financial, Inc.

Benefit Plans: VSC created and sponsors the Venerable 401(k) Savings Plan ("Venerable Savings Plan"), which is a tax qualified defined contribution plan for substantially all its employees. The Company's workforce in its entirety is directly employed by VSC and not by the Company itself, and amounts are allocated to the Company for this contributory retirement plan. Certain employees of Venerable Holdings participate in the Venerable Holdings, Inc. Equity Incentive Plan (the "Plan") with respect to awards granted in 2018 and 2021. Venerable Holdings allocates expenses associated with the Plan to its direct and indirect subsidiaries, including the Company. See Note 8 for additional detail.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
Nonadmitted Assets: Nonadmitted assets are summarized as follows:
	December 31
	2022	2021
	(In Thousands)
Healthcare and other amounts receivable	590	8,561
Other	146	4,044
Total nonadmitted assets	$736	$12,605

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2022. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2022.

Guaranteed Benefits:  For variable annuity guarantees, Valuation Manual 21 - Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") is followed. This guideline interprets how to apply the CARVM. The result under the average of the most severe 30% randomly generated stochastic scenarios is held as the reserve. Additionally, two sets of assumptions are used, and the reserve is based on the greater of the two. The first is the "Standard Projection", which largely uses a prescribed set of assumptions, and the second uses Company prudent best estimate assumptions. Both reinsurance and hedging are also reflected. Taxes are not incorporated. Stochastic scenarios must meet VM-21 requirements, which effectively require either the use of prescribed scenario generator directly, or a non-prescribed scenario generator that does not materially lower the reserve.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts, excluding the Market Value Adjustment Separate Account ("MVA"), are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences between statutory accounting practices and U.S. GAAP. (See Note 3 for details related the Company's prescribed practices related to the MVA.)

2.  Business Combinations and Goodwill

The Company purchased 100% of the issued and outstanding capital stock of CSLR, an insurance company domiciled in the State of Delaware, on June 1, 2021 from Equitable Holdings. CSLR is authorized in 49 states and the District of Columbia, and operates as a reinsurance company, primarily assuming variable annuity guaranteed minimum death benefit ("GMDB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum income benefit ("GMIB") riders.

The transaction was accounted for as a statutory purchase under SSAP No. 68, Business Combinations and Goodwill ("SSAP No. 68"). Goodwill represents the excess of what the Company paid to acquire CSLR over the fair value of CSLR's net assets at the acquisition date. The Company has elected to amortize goodwill into surplus over ten years in accordance with SSAP No. 68. On a quarterly basis, the Company compares goodwill to VIAC's total surplus to determine if any goodwill should be non-admitted in compliance with SSAP No. 68's non-admission requirement for goodwill in excess of 10% of the acquiring company's surplus.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The table below reflects goodwill at the acquisition date and as of December 31, 2022:

1	2	3	4	5
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill
		(In Thousands)
CSLR	06/01/2021	$215,580	$121,269	$121,269

1	6	7	8	9
Purchased entity	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill Col. 6/Col. 8
	(In Thousands)
CSLR	$102,068	$12,127	$1,488,516	6.9%

The subcomponents and calculation of adjusted surplus and total admitted goodwill as of December 31, 2022 is as follows:

	Calculation of Limitation Using Prior Quarter Numbers	Current Reporting Period
	(In Thousands)

(1) Capital & Surplus	$1,898,502	XXX
Less:
(2) Admitted Positive Goodwill	105,100	XXX
(3) Admitted EDP Equipment & Operating System Software	—	XXX
(4) Admitted Net Deferred Taxes	—	XXX
(5) Adjusted Capital and Surplus	1,793,402	XXX

(6) Limitation on amount of goodwill (adjusted capital and surplus times 10% goodwill limitation)	179,340	XXX

(7) Current period reported Admitted Goodwill	XXX	$# $102,068
(8) Current Period Admitted Goodwill as a % of prior period Adjusted Capital and Surplus	XXX	5. 55.7%

3.	Permitted and Prescribed Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Iowa Insurance Division. The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of the Iowa Insurance Division ("Commissioner") has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted or prescribed, and obtain written approval of the practices from the Iowa Insurance Division.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
For the years ended December 31, 2022 and 2021, the Company had no such permitted accounting practices.

MVA Prescribed Practice
The Company, with the explicit permission of the Commissioner, carries the assets of the Market Value Adjustment Separate Account (“MVA”) at amortized cost instead of fair value as required by SSAP No. 56, Separate Accounts (“SSAP No. 56”). The impact to the Company’s capital and surplus as a result of this prescribed practice was a decrease of $8.2 as of December 31, 2022 and a decrease of $10.4 as of December 31, 2021. The Company’s net income was decreased by $2.2 for the year ended December 31, 2022 and net loss was increased by $1.0 for the year ended December 31, 2021 as a result of the prescribed practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this prescribed practice.

Quasi-Reorganization Permitted Practice
On May 8, 2013, the Company, with the permission of the Commissioner, restated the gross paid-in and contributed surplus and the unassigned funds components of surplus, as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The restatement resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $1,659.0. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

The Company’s risk-based capital would not have triggered a regulatory event had the Company not used any of these prescribed practices.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
4. Investments

Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2022
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$20,694	$—	$554	$20,141
States, municipalities, and political subdivisions	117,130	—	11,863	105,268
Foreign other (par value - $2,686,484)	2,694,702	5,717	221,328	2,479,091
Foreign government (par value - $105,761)	112,184	82	18,683	93,582
Corporate securities	3,987,611	12,431	389,739	3,610,304
Residential mortgage-backed securities	183,903	7,925	15,836	175,992
Commercial mortgage-backed securities	260,781	6	33,482	227,306
Other asset backed securities	1,138,743	5,421	85,051	1,059,113
Total bonds	8,515,748	31,582	776,536	7,770,797
Preferred stocks	49,347	14,496	12,717	51,126
Common stocks	10,000	—	—	10,000
Total equity securities	59,347	14,496	12,717	61,126
Total	$8,575,095	$46,078	$789,253	$7,831,923

At December 31, 2021
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,777	$2	$60	9,719
States, municipalities, and political subdivisions	120,159	12,312	6	132,464
Foreign other (par value - $2,800,402)	2,806,407	135,789	8,534	2,933,662
Foreign government (par value - $100,761)	108,247	5,974	1,026	113,196
Corporate securities	3,989,348	370,165	8,694	4,350,818
Residential mortgage-backed securities	165,602	22,939	100	188,442
Commercial mortgage-backed securities	188,665	5,347	3,095	190,917
Other asset backed securities	1,160,058	22,847	7,753	1,175,151
Total bonds	8,548,263	575,375	29,268	9,094,369
Preferred stocks	59,759	1,983	839	60,903
Common stocks	10,000	—	—	10,000
Total equity securities	69,759	1,983	839	70,903
Total	$8,618,022	$577,358	$30,107	$9,165,272

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
Reconciliation of bonds from amortized cost to carrying value is as follows:
	December 31
	2022	2021
	(In Thousands)
Cost or amortized cost	$8,515,748	$8,548,263
Adjustment for FX and below investment grade bonds	(1,804)	(258)
Carrying value	$8,513,944	$8,548,005

The aggregate fair value of bonds with unrealized losses and the time period that cost exceeded fair value are as follows:
	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2022
Fair value	$812,979	$4,709,751	$1,731,451	$7,254,181
Unrealized loss	32,032	427,080	317,423	776,535

At December 31, 2021
Fair value	$1,471,140	$244,463	$135,666	$1,851,269
Unrealized loss	16,051	6,760	6,458	29,269

The amortized cost and fair value of investments in bonds at December 31, 2022, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$282,378	$278,847
Due after 1 year through 5 years	1,647,807	1,570,899
Due after 5 years through 10 years	1,898,763	1,711,997
Due after 10 years	3,103,373	2,746,641
	6,932,321	6,308,384
Residential mortgage-backed securities	183,903	175,992
Commercial mortgage-backed securities	260,781	227,306
Other asset-backed securities	1,138,743	1,059,113
Total	$8,515,748	$7,770,795

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The Company does not have direct exposure through investments in subprime mortgage loans as of December 31, 2022 and 2021.

The following table summarizes the Company’s indirect exposure through other investments as of December 31, 2022 and 2021, respectively:
	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2022
Residential mortgage-backed securities	$53,418	$53,321	$51,623	$(1,620)
Structured securities	3,429	1,432	5,466	(2)
Total	$56,847	$54,753	$57,089	$(1,622)

December 31, 2021
Residential mortgage-backed securities	$44,291	$44,063	$47,738	$(819)
Structured securities	3,874	$1,723	9,574	—
Total	$48,165	$45,786	$57,312	$(819)

The Company does not have underwriting exposure to subprime mortgage risk through Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2022 and 2021.

The following table shows prepayment penalty and acceleration fees at December 31, 2022 and 2021:
	General Account	Separate Account
December 31, 2022	(In Thousands)
Number of CUSIPs	15	2
Aggregate Amount of Investment Income	$4,386	$373

December 31, 2021
Number of CUSIPs	73	8
Aggregate Amount of Investment Income	$37,446	$528

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for mortgage loans initiated during 2022 were 3.3% and 7.9%, respectively.

The Company did not have any taxes, assessments and any amounts advanced and not included in the mortgage loan total as of December 31, 2022 and 2021.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

During 2022, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 75.0% on commercial properties.

The Company's commercial mortgage loans of $1.8 billion and $2.2 billion as of December 31, 2022 and 2021, respectively, were current, from an age analysis perspective. The amount of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement were $1.4 billion and $2.2 billion as of December 31, 2022 and 2021, respectively.

The Company did not have any investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2022 and 2021.

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2022 and 2021.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2022 and 2021.

Real Estate

The Company did not have any real estate transactions as of December 31, 2022 and 2021.

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:
	December 31
	2022	2021
	(In Thousands)
Realized capital (losses) gains	$41,714	$(484,377)
Amount transferred to IMR (net of related taxes of $728 in 2022, $3,319 in 2021)	(2,737)	(40,007)
Federal income tax benefit (expense)	(42,421)	(39,431)
Net realized capital (losses) gains	$(3,444)	$(563,815)

Realized capital losses include losses of $16.8 and $55.8 related to securities that have experienced other-than-temporary declines in value during 2022 and 2021, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.4 billion and $4.9 billion in 2022 and 2021, respectively. Gross gains of $11.7 and $975.2 and gross losses of $5.8 and $69.5 during 2022 and 2021, respectively, were realized on those sales. A portion of the gains and losses realized in 2022 and 2021 has been deferred to future periods in the IMR. In addition, gross losses of $0.0 and gross losses of $201.4 during 2022 and 2021, respectively, were due to the impact of derivatives.

The Company did not recognize any other-than-temporary impairments ("OTTI") in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery as of the years ended December 31, 2022 and 2021.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, as of December 31, 2022:
CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
17314RAF2	$7,451,920	$6,717	$735	$6,717	$6,717	9/30/2022
00075WAP4	268,609	235	34	235	235	12/31/2022
02147RAT7	65,226	64	1	64	64	12/31/2022
05531RAE7	1,978,938	1,793	186	1,793	1,793	12/31/2022
058933AG7	748,984	661	88	661	661	12/31/2022
05946XZD8	262,468	251	11	251	251	12/31/2022
05949CMU7	1,483,070	1,360	123	1,360	1,360	12/31/2022
07386HQW4	1,637,790	1,510	128	1,510	1,510	12/31/2022
07386HZG9	3,406,382	3,207	199	3,207	3,207	12/31/2022
0738794H8	116,444	115	2	115	115	12/31/2022
17314RAF2	6,516,527	6,450	67	6,450	6,450	12/31/2022
17321HAD0	2,251,825	1,984	268	1,984	1,984	12/31/2022
17326CBE3	203,884	190	14	190	190	12/31/2022
2254582C1	217,305	192	25	192	192	12/31/2022
2254582J6	209,547	122	87	122	122	12/31/2022
225470B77	5,589,435	5,249	340	5,249	5,249	12/31/2022
36185MAD4	167,734	157	10	157	157	12/31/2022
362341XE4	950,147	880	70	880	880	12/31/2022
36245RAA7	677,952	582	96	582	582	12/31/2022
41161UAC6	1,951,342	1,754	198	1,754	1,754	12/31/2022
41161UAE2	255,053	244	11	244	244	12/31/2022
466247UG6	628,439	585	44	585	585	12/31/2022
46631JAA6	820,795	697	123	697	697	12/31/2022
59565HAY1	2,659,284	2,450	209	2,450	2,450	12/31/2022
59565HBA2	407,715	402	5	402	402	12/31/2022
59565HBB0	48,133	47	1	47	47	12/31/2022
59565HBF1	952,646	925	28	925	925	12/31/2022
61758LAD1	2,112,319	1,763	349	1,763	1,763	12/31/2022
61760CAN5	1,094,872	826	268	826	826	12/31/2022
761118QM3	2,196,652	1,838	359	1,838	1,838	12/31/2022
86359DBX4	588,739	11	578	11	11	12/31/2022
92922FWE4	307,477	293	15	293	293	12/31/2022
93935YAA8	195,382	153	43	153	153	12/31/2022
94982XAD4	916,727	817	100	817	817	12/31/2022
94983JAC6	308,903	296	13	296	296	12/31/2022
94984MAA2	185,282	177	8	177	177	12/31/2022
Total	XXX	XXX	$4,838	XXX	XXX	XXX

The total amount of OTTI's recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $4.8 and $0.4 in 2022 and 2021, respectively.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The following table shows for the years ended December 31, 2022 and 2021, all impaired securities in the aggregate for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:
	December 31, 2022
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$138,531	$1,774,079
Greater than 12 months	71,355	506,295
Total	$209,886	$2,280,374

	December 31, 2021
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$12,290	$1,025,943
Greater than 12 months	4,338	124,748
Total	$16,628	$1,150,691

Impairments on Joint Ventures, Partnerships, and Limited Liability Companies

Impairments on joint venture, partnerships and limited liability company holdings are taken when it is determined that these values are not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The Company did not have any impairments for the years ended December 31, 2022 and 2021.

Investment Income

Major categories of net investment income are summarized as follows:
	Year ended December 31
	2022	2021
	(In Thousands)
Income:
Bonds	$390,992	$556,906
Mortgage loans	102,573	128,248
Equity securities	2,866	4,658
Subsidiary	190,000	(3,031)
Contract loans	435	214
Derivatives	—	(243,546)
Other	31,228	73,101
Total investment income	718,093	516,550
Investment expenses	(20,189)	(35,740)
Net investment income	$697,904	$480,810

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (entered into advances) with the FHLB as part of the Company's liquidity strategy. The Company has determined the estimated maximum borrowing capacity as $9.2 billion at December 31, 2022. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts net admitted assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:
	2022			2021
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	—	—	—	—	—	—
Excess stock	—	—	—	—	—	—
Aggregate total	$10,000	$—	$10,000	$10,000	$—	$10,000

The actual collateral as determined by the Company is $0.0 at December 31, 2022 and 2021.

All FHLB membership stock is not eligible for redemption.

The Company did not have any amount of collateral pledged to FHLB as of December 31, 2022, and did not have any maximum amount that was pledged to FHLB as of December 31, 2022. The amount of collateral pledged to FHLB and the maximum amount that was pledged to FHLB as of December 31, 2021 is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2021
General account	$—	$—	$—	$734,195	$654,182	$—
Separate account	—	—	—	—	—	—
Total	$—	$—	$—	$734,195	$654,182	$—

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The Company did not have any amount borrowed from the FHLB  at December 31, 2022, and did not have any maximum amount the general account borrowed from FHLB during the year ended December 31, 2022..

The Company did not have any amount borrowed from the FHLB at December 31, 2021. The maximum amount the general account borrowed from FHLB during the year ended December 31, 2021 was $365.0. The effective rate at which interest accrued on the amount borrowed from the FHLB ranged between 0.28% and 0.31% for the year ended December 31, 2021. The Company paid an immaterial amount of interest for the year ended December 31, 2021.

The Company does not have any outstanding FHLB borrowings at December 31, 2022, and therefore is not currently subject to prepayment penalties.

Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2022:
	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account	Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Supporting General Account Activity**
(In Thousands)
FHLB capital stock	10,000	—	—	10,000	10,000	—	—	10,000	0.03%	0.03%
On deposit with states	9,975	—	—	9,975	9,923	52	—	9,975	0.03%	0.03%
Total restricted assets	$19,975	$—	$—	$19,975	$19,923	$52	$—	$19,975	0.06%	0.06%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2022.
The following table shows assets pledged as collateral or restricted at December 31, 2021:
	Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
(In Thousands)
FHLB capital stock	10,000	—	10,000	10,000	—		10,000	0.03%	0.03%
On deposit with states	9,923	—	9,923	9,905	18	—	9,923	0.03%	0.03%
Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	662,772	(662,772)	—	—	—%	—%
Derivative Pledged Collateral	—	—	—	746,669	(746,669)	—	—	—%	—%
Total restricted assets	$19,923	$—	$19,923	$1,429,346	$(1,409,423)	$—	$19,923	0.06%	0.06%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2021.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The Company did not have any collateral received and reflected as assets within its financial statements at December 31, 2022 and at December 31, 2021.

5.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with a carrying value of $275.0 and $362.8 and a fair value of $243.0 and $388.8 at December 31, 2022 and 2021, respectively. Those holdings amounted to 3.2% and 4.0% of the Company’s investments in bonds and 2.2% and 2.7% of total admitted assets excluding separate accounts, at December 31, 2022 and 2021, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $0.0 and $1.0 with a fair value of $0.0 and $1.0 at December 31, 2022 and 2021, respectively. The carrying value of these holdings amounted to 0.0% and 0.0% of the Company’s investment in bonds and 0.0% and 0.0% of the Company’s total admitted assets excluding separate accounts, at December 31, 2022 and 2021, respectively.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	As of December 31, 2022		As of December 31, 2021
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$444,926	24.9%	$582,671	26.5%
50% - 60%	769,287	43.0%	888,363	40.5%
60% - 70%	545,009	30.5%	608,613	27.7%
70% - 80%	29,398	1.6%	115,627	5.3%
80% - 90%	—	—%	—	—%
Total	$1,788,620	100.0%	$2,195,274	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$1,287,216	72.0%	$1,933,259	88.0%
1.25x to 1.5x	242,739	13.6%	81,662	3.7%
1.0x to 1.25x	163,796	9.2%	163,862	7.5%
Less than 1.0x	79,233	4.3%	16,491	0.8%
Not Applicable*	15,636	0.9%	—	—%
Total	$1,788,620	100.0%	$2,195,274	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:
	As of December 31, 2022		As of December 31, 2021
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Retail	$545,287	30.5%	$652,256	29.7%
Apartments	366,539	20.5%	477,174	21.7%
Office	450,440	25.2%	464,381	21.2%
Industrial	176,122	9.8%	294,226	13.4%
Other	167,963	9.4%	220,778	10.1%
Hotel/Motel	82,269	4.6%	86,459	3.9%
Total	$1,788,620	100.0%	$2,195,274	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:
	As of December 31, 2022		As of December 31, 2021
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$417,237	23.3%	$477,409	21.8%
South Atlantic	368,333	20.6%	504,395	23.0%
West South Central	118,890	6.6%	179,726	8.2%
East North Central	264,776	14.8%	273,056	12.4%
Middle Atlantic	362,287	20.3%	425,665	19.4%
Mountain	178,516	10.0%	241,160	11.0%
West North Central	21,832	1.2%	33,750	1.5%
New England	28,061	1.6%	37,898	1.7%
East South Central	28,688	1.6%	22,213	1.0%
Total	$1,788,620	100.0%	$2,195,274	100.0%

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:
Year of Origination	As of December 31, 2022	As of December 31, 2021
	(In Thousands)
2022	$26,756	$—
2021	767	11,229
2020	65,909	73,468
2019	76,854	93,731
2018	296,633	344,345
2017	236,405	244,463
2016	281,434	355,874
2015	217,447	291,631
2014	251,533	304,997
2013	257,849	314,730
2012 and prior	77,033	160,805
Total	$1,788,620	$2,195,273

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
6.	Reserves
At December 31, 2022, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

A. INDIVIDUAL ANNUITIES
	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$5,485,263	$110,138	$—	$5,595,401	27.2%
b. At book value less current surrender charge of 5% or more	400,940	689	—	401,629	1.9%
c. At fair value	—	—	7,026,402	7,026,402	34.1%
d. Total with market value adjustment or at fair value (total of a through c)	5,886,203	110,827	7,026,402	13,023,432	63.2%
e. At book value without adjustment (minimal or no charge or adjustment)	3,917,092	14,668	—	3,931,759	19.1%

(2) Not subject to discretionary withdrawal	3,644,031	—	—	3,644,031	17.7%
(3) Total (gross: direct + assumed)	13,447,326	125,495	7,026,402	20,599,222	100.0%
(4). Reinsurance ceded	4,435,590	—	—	4,435,590
(5) Total (net) (3) - (4)	9,011,736	125,495	7,026,402	16,163,632

(6) Amount included in A(1) above that will move to A(1) for the first time within the year after the statement date:	267,985	—	—	267,985

*These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 1, Summary of Significant Accounting Polices for additional information.

B. GROUP ANNUITIES
	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$163,122	$159,884	$—	$323,006	2.9%
b. At book value less current surrender charge of 5% or more	899	526	—	1,425	—%
c. At fair value	—	—	10,843,647	10,843,647	96.3%
d. Total with market value adjustment or at fair value (total of a through c)	164,021	160,410	10,843,647	11,168,078	99.2%
e. At book value without adjustment (minimal or no charge or adjustment)	89,065	11	—	89,076	0.8%

(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross: direct + assumed)	253,086	160,421	10,843,647	11,257,154	100.0%
(4). Reinsurance ceded	89,193	—	—	89,193
(5) Total (net) (3) - (4)	163,893	160,421	10,843,647	11,167,961

(6) Amount included in A(1) above that will move to A(1) for the first time within the year after the statement date:	878	—	—	878

*These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 1, Summary of Significant Accounting Polices for additional information.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
C. DEPOSIT-TYPE CONTRACTS (no life contingencies):
		General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
		(In Thousands)
(1) Subject to discretionary withdrawal:
	a. With market value adjustment	$—	$—	$—	$—	—%
	b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
	c. At fair value	—	—	—	—	—%
	d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	—%
	e. At book value without adjustment (minimal or no charge or adjustment)	62,758	—	—	62,758	1.8%

(2) Not subject to discretionary withdrawal		3,405,119	—	—	3,405,119	98.2%
(3) Total (gross: direct + assumed)		3,467,877	—	—	3,467,877	100.0%
(4). Reinsurance ceded		2,339,078	—	—	2,339,078
(5) Total (net) (3) - (4)		1,128,799	—	—	1,128,799

(6) Amount included in A(1) above that will move to A(1) for the first time within the year after the statement date:		—	—	—	—

*These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 1, Summary of Significant Accounting Polices for additional information.

D.
Life & Accident & Health Annual Statement:		Amount
		(In Thousands)
(1)	Exhibit 5, Annuities Section, Total (net)	$8,157,810
(2)	Exhibit 5, Supplemental Contracts with Life Contingencies Section, Total (net)	1,017,820
(3)	Exhibit 7, Deposit - Type Contracts, line 14, column 1	1,128,799
(4)	Subtotal (1+2+3)	$10,304,429

Separate Accounts Annual Statement:
(5)	Exhibit 3, line 0299999, column 2	$18,155,965
(6)	Exhibit 3, line 0399999, column 2	—
(7)	Policyholder dividend and coupon accumulations	—
(8)	Policyholder premiums	—
(9)	Guaranteed interest contracts	—
(10)	Other contract deposit funds	—
(11)	Subtotal (5+6+7+8+9+10)	$18,155,965
(12)	Combined total (4+11)	$28,460,394

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Analysis of life actuarial reserves by withdrawal characteristics as of December 31, 2022  are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
General Account
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	223,362	224,095	265,991
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	63,419	312,428	359,845
h. Variable Life	—	—	—
i. Variable Universal Life	6,655	6,651	6,651
j. Miscellaneous Reserves	—	—	3,924
(2) Not Subject to Discretionary Withdrawal or No Cash Value:
a. Term Policies without Cash Value	XXX	XXX	391
b. Accidental Death Benefits	XXX	XXX	188
c. Disability - Active Lives	XXX	XXX	1,027
d. Disability - Disabled Lives	XXX	XXX	1,542
e. Miscellaneous Reserves	XXX	XXX	5,639
(3) Total (gross: direct + assumed)	293,436	543,174	645,198
(4) Reinsurance Ceded	293,436	543,174	645,198
(5) Total (net) (3) - (4)	—	—	—

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
(In Thousands)
Separate Account with Guarantees
(1) Subject to Discretionary Withdrawal, Surrender Values, or Policy Loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not Subject to Discretionary Withdrawal or No Cash Value:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

	Account Value	Cash Value	Reserve
(In Thousands)
Separate Account Nonguaranteed
(1) Subject to Discretionary Withdrawal, Surrender Values, or Policy Loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	32,832	32,754	32,754
j. Miscellaneous Reserves	—	—	—
(2) Not Subject to Discretionary Withdrawal or No Cash Value:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	32,832	32,754	32,754
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	32,832	32,754	32,754

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
Life & Accident & Health Annual Statement:		Amount
(In Thousands)
(1)	Exhibit 5, Life Insurance Section, Total (net)	$—
(2)	Exhibit 5, Accidental Death Benefits Section, Total (net)	—
(3)	Exhibit 5, Disability - Active Lives Section, Total (net)	—
(4)	Exhibit 5, Disability - Disabled Lives Section, Total (net)	—
(5)	Exhibit 5, Miscellaneous Reserves Section, Total (net)	—
(6)	Subtotal (1+2+3+4+5)	$—

Separate Accounts Annual Statement:
(7)	Exhibit 3, line 0199999, column 2	$32,754
(8)	Exhibit 3, line 0499999, column 2	—
(9)	Exhibit 3, line 0599999, column 2	—
(10)	Subtotal (7+8+9)	$32,754
(11)	Combined total (6+10)	$32,754

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2022 and 2021 are as follows:
Type	Gross	Net of Loading
	(In Thousands)
December 31, 2022
Ordinary renewal	$(50,254)	$(50,254)
Group Life	540	540
Group Annuity	(121)	(121)
Totals	$(49,835)	$(49,835)

December 31, 2021
Ordinary renewal	(51,232)	(51,232)
Group Life	172	172
Group Annuity	(173)	(173)
Totals	$(51,233)	$(51,233)

7.	Employee Benefit Plans
The Company's workforce in its entirety is directly employed by VSC, and not by the Company itself. VSC created and sponsors the Venerable 401 (k) Savings Plan (the “Venerable Savings Plan”). The Venerable Savings Plan is a tax qualified defined contribution plan. Substantially all employees of VSC are eligible to participate, and are automatically enrolled in the Venerable Savings Plan with a minimum deferral of 3% of eligible compensation (unless participation is affirmatively declined). VSC will also match employee pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a four year graded vesting schedule. All contributions made to the Savings Plan were subject to certain limits imposed by applicable law. Venerable Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation ("PBGC"). The Venerable Savings Plan may also allocate amongst eligible participants, a profit sharing contribution of up to a maximum 4% of eligible compensation. Amounts allocated to the Company for the Venerable Savings Plan were $3.1 and $3.5 for the years ended December 31, 2022 and 2021, respectively.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The Company is a party to a deferred compensation plan for eligible employees of VSC and certain other individuals who meet the eligibility criteria. The liability for the deferred compensation commitment for VSC's employees is held on VSC and fluctuates with market conditions. The Company has no legal obligation for benefits under the plan. Amounts allocated to the Company were  $(0.2) and $0.3 for the years ended December 31, 2022 and 2021, respectively.
Certain employees of Venerable Holdings participate in the Venerable Holdings, Inc. Equity Incentive Plan (the "Plan") with respect to awards granted in 2018 and 2021. The Plan permits the Parent to grant stock options to participants subject to vesting. The Company has no legal obligation for benefits under the Plan. Venerable Holdings allocates expenses associated with the Plan to its direct and indirect subsidiaries including the Company. Amounts allocated to the Company for the Plan were $2.7 and $0.0 for the years ended December 31,  2022 and 2021, respectively.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
8.	Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2022
Premium, consideration or deposits for the year	$—	$53	$19,610	$19,663

Reserves for separate accounts with assets at:
Fair value	$—	$—	$17,902,804	$17,902,804
Amortized cost*	—	285,916	—	285,916
Total separate account reserves	$—	$285,916	$17,902,804	$18,188,720
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$—	$285,916	$—	$285,916
At fair value	—	—	17,902,804	17,902,804
Subtotal	—	285,916	17,902,804	18,188,720
Total separate account aggregate reserves	$—	$285,916	$17,902,804	$18,188,720

	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2021
Premium, consideration or deposits for the year	$—	$(6)	$43,432	$43,426

Reserves for separate accounts with assets at:
Fair value	$—	$—	$24,934,607	$24,934,607
Amortized cost*	—	379,528	—	379,528
Total separate account reserves	$—	$379,528	$24,934,607	$25,314,135

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$—	$379,528	$—	$379,528
At fair value	—	—	24,934,607	24,934,607
Subtotal	—	379,528	24,934,607	25,314,135
Total separate account aggregate reserves	$—	$379,528	$24,934,607	$25,314,135

* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2022 and 2021, the Company reported assets and liabilities from the following product lines in a separate account: Individual Annuity, Group Annuity, Individual Life and Group Life.

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2022 and 2021:
Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets*
	(In Thousands)
December 31, 2022
Individual Annuity	$7,038,294	$140,949
Group Annuity	10,862,000	180,176
Individual Life	9,083	—
Group Life	23,727	—
Total	$17,933,104	$321,125

December 31, 2021
Individual Annuity	$9,795,800	$163,468
Group Annuity	15,126,308	241,407
Individual Life	12,595	—
Group Life	33,406	—
Total	$24,968,109	$404,875
* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

Separate account assets for products registered with the U.S. Securities and Exchange Commission ("SEC") totaled $18.3 billion and $25.4 billion as of the years ended December 31, 2022 and 2021, respectively. The Company did not have any separate account assets from products excluded from registration as of December 31, 2022 and 2021.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:
Year ended	Risk Charges
(In Thousands)

2022	$154,011
2021	166,800
2020	175,289
2019	189,437
2018	199,389

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

 Total separate account guarantees paid by the Company’s general account are as follows:
Year ended	Guarantees Paid
(In Thousands)
2022	$46,302
2021	26,078
2020	33,298
2019	31,335
2018	12,084

The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:
	Year ended December 31
	2022	2021
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$19,805	$44,515
Transfers from separate accounts	(2,418,363)	(3,335,727)
Transfers as reported in the Statements of Operations	$(2,398,558)	$(3,291,212)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2022 and 2021, was $17.9 billion and $25.0 billion, respectively.

The Company has products classified within the separate account for which the investment directive is not determined by the contract holder. If these investments had been included in the general account, the Company would not have exceeded the investment limitations imposed on the general account.

The Company has separate account assets for which less than 100% of investment proceeds, net of contract fees and assessments, are attributed to the contract holder. The reinvestment of these investment proceeds within the separate account would not have resulted in a combined investment portfolio that exceeds the state investment limitations imposed on the general account.

9.	Federal Income Taxes
On June 1, 2021, the Company purchased 100% of the issued and outstanding capital stock of CSLR. Equitable Holdings and VIAC elected to treat the sale and purchase of the capital stock of CSLR as an asset sale and purchase by making the election under Internal Revenue Code section 338(h)(10). The Company charged goodwill for the purchase price of the shares of capital stock over the statutory surplus and capital of CSLR. The amortization of this statutory goodwill is not deductible for Federal income tax purpose.

The Company treated the cession of its deferred variable annuity business and payout annuity business to CSLR on June 1, 2021 as taxable reinsurance. Consequently, the Company realized net capital gain on investment securities transferred to CSLR. Under the consolidated return regulations – the Company and CSLR join in the filing of consolidated Federal income tax returns – the Company deferred the net capital gain. This deferred intercompany gain gave rise to a significant deferred tax liability.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The Inflation Reduction Act ("Act") was enacted on August 16, 2022 and included a new corporate alternative minimum tax ("CAMT"). The Company has determined that it does not expect to be liable for the CAMT in 2023.

The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that the Company pays its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of affiliated companies that participate in the filing of the Company's consolidated federal income tax return for the year ended December 31, 2022:
Venerable Insurance and Annuity Company
Corporate Solutions Life Reinsurance Company
The following is a list of affiliated companies that participated in the filing of the Company's consolidated federal income tax return for the year ended December 31, 2021:
Venerable Insurance and Annuity Company	Rocky Range, Inc.
Corporate Solutions Life Reinsurance Company

Under the intercompany tax sharing agreement, the Company recorded a payable of $50.9 at December 31, 2022 to its subsidiary CSLR, for its portion of the consolidated federal income taxes. At December 31, 2021, an additional $394.8 due from CSLR was considered forgiven by VIAC and was recorded as a capital contribution from VIAC to CSLR at that time.

Current income taxes incurred consisted of the following major components:
	Year ended December 31
	2022	2021
	(In Thousands)
Federal tax expense (benefit) on operations	$(42,421)	$(39,431)
Federal tax expense (benefit) on capital gain/losses	42,421	39,431
Total current tax expense (benefit) incurred	$—	$—

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The components of deferred tax asset and deferred tax liability  that make up a Net Deferred Tax Asset (DTA) at December 31, 2022 and 2021 are as follows:
	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$797,152	$—	$797,152	$879,599	$—	$879,599	$(82,447)	$—	$(82,447)
Statutory Valuation Allowance Adjustments	547,630	—	547,630	539,283	—	539,283	8,347	—	8,347
Adjusted gross DTAs	249,522	—	249,522	340,316	—	340,316	(90,794)	—	(90,794)
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—
Admitted Adjusted Gross DTAs	249,522	—	249,522	340,316	—	340,316	(90,794)	—	(90,794)
Gross Deferred tax liabilities	112,003	137,519	249,522	157,068	183,248	340,316	(45,065)	(45,729)	(90,794)
Net Admitted Adjusted Gross DTAs	$137,519	$(137,519)	$—	$183,248	$(183,248)	$—	$(45,729)	$45,729	$—

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2022 and December 31, 2021 are as follows:
		December 31, 2022			December 31, 2021			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—	—	—	—	—	—	—
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	—	—	—	—	—	—	—	—	—
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	310,695	XXX	XXX	322,147	XXX	XXX	(11,452)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	249,522	—	249,522	340,316	—	340,316	(90,794)	—	(90,794)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$249,522	$—	$249,522	$340,316	$—	$340,316	$(90,794)	$—	$(90,794)

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation is as follows:

	2022	2021
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,020.4%	919.8%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,071,299	$2,147,649

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:
	December 31, 2022		December 31, 2021		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$249,522	$—	$340,316	$—	$(90,794)	$—
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$249,522	$—	$340,316	$—	$(90,794)	$—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Does the Company's tax-planning strategies include the use of reinsurance?					Yes_____	No___X__

The Company’s tax planning strategies do not include the use of reinsurance.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:
	December 31, 2022	December 31, 2021	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Policyholder reserves	$50,336	$64,155	$(13,819)
Investments	187,757	246,406	$(58,649)
Deferred acquisition costs	1,573	—	$1,573
Compensation and benefits accrual	3,463	2,504	$959
Receivables - nonadmitted	1,832	2,647	$(815)
Tax credit carry-forward	5,600	10	$5,590
Net operating loss	545,268	562,420	$(17,152)
Other	1,323	1,457	$(134)
Subtotal	797,152	879,599	(82,447)
Statutory valuation allowance adjustment	547,630	539,283	8,347
Nonadmitted	—	—	—
Admitted ordinary deferred tax assets	$249,522	$340,316	$(90,794)
Capital:
Investments	$—	$—	$—
Subtotal	—	—	—
Statutory valuation allowance adjustment	—	—	—
Admitted capital deferred tax assets	$—	$—	$—
Admitted deferred tax assets	$249,522	$340,316	$(90,794)

Deferred Tax Liabilities
Ordinary:
Investments	$50,621	$55,897	$(5,276)
Policyholder reserves	39,948	77,190	(37,242)
Other	21,434	23,981	(2,547)
Subtotal	$112,003	$157,068	$(45,065)
Capital:
Investments	$137,519	$183,248	$(45,729)
Other	—	—	—
Subtotal	137,519	183,248	(45,729)
Total deferred tax liabilities	$249,522	$340,316	$(90,794)

Net deferred tax assets/liabilities	$—	$—	$—

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. Considering the historical financial information and projections of future taxable losses, we have determined that it is more likely than not, the portion of gross deferred tax assets subject to reversal from future taxable income exclusive of the reversing of temporary differences, will not be realized as of December 31, 2022. As of December 31, 2022 and 2021, the Company had valuation allowances of $547.6 and $539.3, respectively.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are as follow:
	Year Ended December 31
	2022		2021
	Amount	Effective Tax Rate	Amount	Effective Tax Rate
	(Amounts In Thousands)
Ordinary income (loss)	$158,220		$(744,550)
Capital gain (loss)	38,977		(524,383)
Total pretax income (loss)	197,197		(1,268,933)
Expected tax expense (benefit) at 21% statutory rate	41,411	21.0%	(266,476)	21.0%
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(10,899)	(5.5)%	(23,055)	1.8%
Interest maintenance reserve	(2,632)	(1.3)%	(21,239)	1.7%
Hedge losses	—	—%	293,178	(23.1)%
Reinsurance	(2,534)	(1.3)%	(2,534)	0.2%
Change in valuation allowance	8,347	4.2%	178,953	(14.1)%
Prior year tax	8,064	4.1%	3,054	(0.2%
Intercompany dividend	(39,900)	(20.2)%	637	(0.1)%
Sec 332 liquidation adjustment	—	—%	(176,808)	13.9%
Other	(125)	(0.1)%	(43)	—%
Total income tax reported	$1,732	0.9%	$(14,333)	1.1%

Current income taxes incurred	$—	—%	$—	—%
Change in deferred income tax*	1,732	0.9%	(14,333)	1.1%
Total income tax reported	$1,732	0.9%	$(14,333)	1.1%
* Excluding tax on unrealized gains (losses) and other surplus items

The Company is not under examination by any taxing authorities as of the years ended December 31, 2022, 2021, with years 2019, 2020, and 2021 still open for examination.

As of December 31, 2022, the Company's tax credit carry forwards are as follows:

Year of Expiration	Amount
(In Thousands)
2038	$2
2039	6
2040	2
2041	5,589
Total	$5,599

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022 the Company's net operating loss carry forwards originated and expire as follows:
Year of Origination	Year of Expiration	Amount
		(In Thousands)
2018	N/A	$484,393
2019	N/A	653,786
2020	N/A	87,480
2021	N/A	1,366,201
2022	N/A	$4,655

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2022, 2021, and 2020.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2022.

The Company has no unrecorded tax liability as of December 31, 2022 and December 31, 2021.

The Company does not have any nonadmitted state tax credits at December 31, 2022 or 2021.

The Company does not have any tax loss contingencies as of December 31, 2022 and 2021.

The Company recognizes accrued interest and penalties related to tax contingencies in federal income taxes and federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest as of December 31, 2022 and 2021.

10. Investment in Subsidiaries

The Company has two direct, wholly-owned subsidiaries as of December 31, 2022, Rocky Range and CSLR.

Rocky Range, an insurance company domiciled in the State of Arizona that is licensed as a pure captive reinsurer by the DIFI, is a direct, wholly-owned subsidiary of the Company. Effective June 1, 2021, the Company recaptured all of the deferred variable annuity business and liabilities it previously reinsured to Rocky Range, and the Company and Rocky Range terminated the reinsurance agreement and all agreements then in place related to the reinsurance arrangement, including but not limited to the Funds Withheld Trust Agreement and Reinsurance Credit Trust Agreement, and the related Funds Withheld Trust and Reinsurance Credit Trust accounts. The Company no longer reinsures any business to Rocky Range as of June 1, 2021, and Rocky Range maintains capital of $0.3 (minimum capital of $0.1 is required as prescribed under Arizona Revised Statutes Section 20-1096.03(A)(6)).
On June 1, 2021, the Company purchased 100% of the issued and outstanding capital stock of CSLR, an insurance company domiciled in the State of Delaware, from Equitable Holdings as seller. CSLR is authorized in 49 states and the District of Columbia, and operates as a reinsurance company, primarily assuming deferred variable annuity GMDB, GMWB, and GMIB riders, payout annuity contracts, and also assumes smaller blocks of structured settlements, group long-term disability, and ordinary life insurance business. The Company entered into a reinsurance agreement with CSLR under which the Company cedes its deferred variable annuity and payout annuity business to CSLR, effective June 1, 2021.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Pursuant to SSAP No. 97, Investments in Subsidiary Controlled and Affiliated entities, the Company reports its investments in Rocky Range and CSLR based on the subsidiary's statutory surplus.

The carrying value on the Company's financial statements as of December 31, 2022 and 2021 are as follows:
	December 31
	2022	2021
	(In Thousands)
Rocky Range	$250	$250
CSLR	$1,386,448	$1,578,233
Total carrying value of subsidiaries	$1,386,698	$1,578,483

Summarized financial information of the Company's subsidiary of Rocky Range for the years ended December 31, 2022 and 2021 are as follows:
	December 31
	2022	2021
	(In Thousands)
Revenues	$13	$626,085
Income (Loss) before net realized gains and losses	—	(1,568,111)
Net (loss) income	—	(1,528,815)
Admitted assets	250	250
Liabilities	—	—

Summarized financial information of the Company's subsidiary of CSLR for the year ended December 31, 2022 and 2021  are as follows:
	December 31
	2022	2021
	(In Thousands)
Revenues	$2,940,751	$15,722,107
Income (Loss) before net realized gains and losses	1,046,457	(352,196)
Net income	1,043,435	30,525
Admitted assets	21,280,612	20,868,255
Liabilities	19,642,055	18,965,144

11. Reinsurance
The Company utilizes reinsurance transactions to manage its overall risk profile. The Company bases its selection of a reinsurer on the financial strength of the reinsurer. Reinsurance treaties can be either in the form of ceding or assuming and are structured as monthly or yearly renewable term, coinsurance, modified coinsurance, funds withheld or a combination thereof. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

The Company did not have any assumed premiums for the years ended December 31, 2022 and 2021.

Reinsurance Transactions

The Company recaptured its deferred variable annuity business previously reinsured to Rocky Range, effective June 1, 2021. As a result, the Company is no longer a party to a captive reinsurance agreement as of December 31, 2022 and 2021. For the five months ended May 31, 2021, the Company was a party to a reinsurance agreement with Rocky Range, under which the Company ceded, on a funds withheld coinsurance and modified coinsurance basis, certain variable annuity business to Rocky Range, which completes its financial statements on a modified U.S. GAAP basis.

The agreement had the economic impact of ceding 100% of the closed block variable annuity contracts previously issued by the Company, which included contracts with multiple rider guarantees, including minimum accumulation, income, death, and withdrawal benefits policies. Also, as a result of the reinsurance agreement at that time, Rocky Range could use letters of credit, which would not be admitted assets to the Company, to back some or all of the reserves. Under the terms of the agreement, the Company reinsured to Rocky Range on a funds withheld basis, 100% of the general account liabilities of the reinsured policies. The agreement also ceded on a modified coinsurance basis, 100% of the separate account liabilities. Under the modified coinsurance structure, the Company retained control and owned all assets contained in the separate account and held separate account reserves.

The Company is no longer a party to a captive reinsurer agreement, effective June 1, 2021, and therefore did not take a reserve credit as of December 31, 2022 and 2021 for any captive reinsurer agreements.

Effective June 1, 2021, the Company entered into a reinsurance agreement with CSLR, its direct, wholly-owned subsidiary. Under this agreement, the Company cedes on a coinsurance and modified coinsurance basis, its deferred variable annuity business and payout annuity business to CSLR, with the Company retaining administration of such reinsured contracts. The Company ceded reserves of $5.3 billion and $5.6 billion as of December 31, 2022 and 2021, respectively. The Company received/accrued $222.2 and $61.4 from CSLR as of December 31, 2022 and 2021, respectively, related to reinsurance activity. CSLR maintains a variable annuity hedge program that is designed to mitigate market risk arising primarily from the minimum guarantees within the variable annuity products it assumes from the Company and other cedant insurers, whose economic costs are primarily dependent on future equity market returns, interest rate levels, equity volatility levels and policyholder behavior. The hedge target of the variable annuity hedge program is regulatory and economic capital and their sensitivities to immediate market movements.

The Company cedes 100% of its previously issued, fixed and fixed indexed annuity contracts to affiliated reinsurers, Athene Annuity Re Ltd. ("AARe") and Athene Annuity & Life Assurance Company ("AADE"), indirect and wholly-owned subsidiaries of Athene Holding, Ltd. ("Athene").

The Company has entered into a reinsurance agreement with AARe, a Bermuda reinsurer and an indirect, wholly owned subsidiary of Athene. Under this agreement, the Company cedes on a modified coinsurance basis, an eighty percent (80%) quota share of certain liabilities with respect to certain fixed annuity business, and an eighty percent (80%) quota share of the net liability associated with the GMIB-annuitized contracts as they arise out of the variable annuity business of the Company. Under this modified coinsurance agreement, the Company holds all related assets and reserves on the balance sheet, with an additional modco adjustment recorded within reinsurance recoverables representing balances due to or due from AARe. This modco adjustment fluctuates with valuation changes in the related assets and liabilities such that all results are transferred to AARe with no net impact to the Company. The Company held $10.5 billion and $11.3 billion in reserves as of December 31, 2022 and 2021, respectively, on behalf of AARe, and received/accrued $1.2 billion and $1.1 billion from AARe as of December 31, 2022 and 2021, respectively, related to reinsurance activity.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The Company has entered into a reinsurance agreement with AADE, an insurance company domiciled in the State of Delaware and an indirect wholly-owned subsidiary of Athene. Under this agreement, the Company cedes on a coinsurance basis, a twenty percent (20%) quota share of certain liabilities with respect to certain fixed annuity business, and a twenty percent (20%) quota share of the net liability associated with the GMIB-annuitized contracts as they arise out of the variable annuity business of the Company. Under this agreement, all assets and liabilities are transferred to AADE and are not presented on the Company's balance sheet. The Company ceded reserves of $2.6 billion and $2.8 billion to AADE as of December 31, 2022 and 2021, respectively, and received/accrued $280.4 and $267.1 from AADE as of December 31, 2022 and 2021, respectively, related to reinsurance activity.

The Company reinsures its remaining business to third party reinsurers. The Company held reserves of $905.2 and $979.9 as of December 31, 2022 and 2021 related to these agreements, respectively, most notable of which was the reinsurance agreement with ReliaStar, an insurance company domiciled in the State of Minnesota and an indirect wholly-owned subsidiary of Voya Financial. Under this agreement, the Company cedes on a coinsurance and modified coinsurance basis, its traditional individual life insurance, supplemental contracts consisting of life insurance proceeds, and certain deferred annuity and investment-only policies of the Company.

The Company also serves as a third-party administrator for certain closed blocks of business on behalf of Voya Retirement Insurance and Annuity Company ("VRIAC"), an indirect wholly-owned subsidiary of Voya Financial.

12.	Capital and Surplus
Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of the greater of $5.0 or Risk Based Capital ("RBC"). Additionally, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer's policyholder surplus as of the preceding December 31; or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. Dividends are paid as determined by the Company's Board of Directors. An extraordinary dividend or distribution cannot be paid without the prior approval of the Iowa Insurance Division.  In addition, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval.

A surplus note with a carrying value of $96.1 as of December 31, 2022 was issued to VRIAC, an insurance company domiciled in the State of Connecticut and at the time of issue, an affiliate of the Company. The principal amount at issue on December 29, 2004 was $175.0, with December 29, 2034 as the date of maturity. Principal payments in the amounts of $16.2, $8.5, $8.5, and $8.3 were made on February 15, 2022, May 13, 2022, August 15, 2022, and November 15, 2022, respectively. As of December 31, 2022, a total of $78.9 in life-to-date principal payments have been made. Interest expense for the years ended December 31, 2022 and 2021 was $7.2 and $10.6, respectively. As of December 31, 2022 a total of $195.6 in interest expense has been recognized life-to-date. The interest rate associated with this surplus debenture is 6.3%. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2022 and 2021.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
A surplus note with a carrying value of $96.1 as of December 31, 2022 was issued to ReliaStar, an insurance company domiciled in the State of Minnesota and at the time of issue, an affiliate of the Company. The principal amount at issue on December 29, 2004 was $175.0, with December 29, 2034 as the date of maturity. Principal payments in the amounts of $16.2, $8.5, $8.5, and $8.3 were made on February 15, 2022, May 13, 2022, August 15, 2022, and November 15, 2022, respectively. As of December 31, 2022, a total of $78.9 in life-to-date principal payments have been made. Interest expense for the year ended December 31, 2022 and 2021 was $7.2 and $10.6, respectively. As of December 31, 2022, a total of $195.6 in interest expense has been recognized life-to-date. The interest rate associated with this surplus debenture is 6.3%. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2022 and 2021.

A surplus note with a carrying value of $60.0 as of December 31, 2022 was issued to Equitable Financial Life Insurance Company ("EFLIC"), an insurance company domiciled in the State of New York. The principal amount at issue on June 1, 2021 was $50.0. The Company and EFLIC amended this surplus note and increased the principal sum to $60.0 on December 31, 2021, with June 1, 2041 as the date of maturity. Interest expense for the period ended December 31, 2022 was $3.0. As of December 31, 2022, a total of $4.4 in interest expense has been recognized life-to-date. The interest rate associated with this surplus debenture is 5.00%. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2022 and 2021.

Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner.

The Company paid an ordinary dividend in the amount of $32.0 to its sole shareholder, Venerable Holdings, on December 9, 2022, after providing notice to the Iowa Insurance Division.

On April 25, 2022, the Company received an ordinary dividend in the amount of $190.0 from its direct, wholly-owned subsidiary, CSLR, after CSLR provided notice to the Delaware Department of Insurance per the notice requirements.

The Company paid an ordinary dividend and return of capital distribution in the amounts of $70.0 and $80.0 respectively, for an aggregate amount of $150.0 to its sole shareholder, Venerable Holdings, on November 15, 2021 after providing notice to the Iowa Insurance Division.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

13.	Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, fair value can be estimated using methods, models and assumptions market participants would use to determine a current transaction price. These valuation techniques involve some level of estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all non-financial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short-term investments:  The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100, Fair Value ("SSAP No. 100").  Valuations are obtained from third party commercial pricing services and asset managers.

Mortgage loans: Estimated fair values for commercial real estate loans were provided by asset managers.

Individual and group annuities: The fair values for individual and group annuities with defined maturities are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual and group annuities, fair value is estimated to be the present surrender value.

Assets held in separate accounts:  Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate account. The underlying investments include mutual funds, short-term investments and cash, the valuation of which are based upon quoted market prices.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 1, Level 2 or Level 3. The fair value of bonds and other invested assets classified as Level 1 are obtained through unadjusted quoted prices for identical assets or liabilities in an active market. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. The fair value for privately placed bonds and other invested assets are provided by asset managers and are classified as Level 3 assets.

Preferred and Common Stocks:  Fair values of publicly traded equity securities are based upon quoted market prices and are classified as Level 1 assets. Fair values of private equities or equity securities not traded on an exchange, are provided by asset managers and are classified as Level 3 assets.

Cash and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments can include mutual funds, short-term investments and cash, the valuation of which are based upon a quoted market price and are included in Level 1. The underlying investments can also include bonds the valuation of which are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as either Level 2 or Level 3, consistent with the policies described above for fixed maturities.
Mortgage loans: The fair values for mortgage loans are provided by asset managers. Mortgage loans are classified as Level 3.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 1.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2022:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$7,770,796	$8,513,944	$20,141	$7,594,572	$156,083
Preferred stock	51,126	45,310	7,036	38,413	5,678
Common stock	10,000	10,000	—	10,000	—
Mortgage loans	1,682,889	1,788,620	—	3,378	1,679,511
Contract loans	3,283	3,283	3,283	—	—
Other invested assets	66,322	81,097	—	66,322	—
Cash, cash equivalents and short-term investments	153,441	153,462	138,786	1,811	12,844
Separate account assets*	18,235,611	18,254,229	17,945,123	246,531	43,957
Total assets	$27,973,468	$28,849,945	$18,114,369	$7,961,027	$1,898,073

Liabilities:
Deposit type contracts	$1,130,015	$1,128,799	$—	$—	$1,130,015
Total liabilities	$1,130,015	$1,128,799	$—	$—	$1,130,015
* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3, Summary of Significant Accounting Polices for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2022.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2021:
	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$9,094,369	$8,548,520	$9,718	$8,874,546	$210,104
Preferred stock	60,903	60,491	9,074	40,605	11,224
Common stock	10,000	10,000	—	10,000	—
Mortgage loans	2,301,551	2,195,274	—	—	2,301,551
Contract loans	3,676	3,676	3,676	—	—
Other invested assets	43,185	37,415	—	43,186	—
Cash, cash equivalents and short-term investments	173,873	173,873	172,870	1,003	—
Separate account assets*	25,410,484	25,372,984	25,014,682	325,944	69,858
Total assets	$37,098,041	$36,402,233	$25,210,020	$9,295,284	$2,592,737

Liabilities:
Deposit type contracts	$939,562	$928,304	$—	$—	$939,562
Total liabilities	$939,562	$928,304	$—	$—	$939,562
* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2021.

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Industrial and Misc	—	11,046	—	11,046
Total Bonds	—	11,046	—	11,046
Preferred stock	7,036	24,965	—	32,001
Common stock	—	10,000	—	10,000
Separate account assets*	17,933,104	—	—	17,933,104
Total assets	$17,940,140	$46,011	$—	$17,986,151

Liabilities:
Total liabilities	$—	$—	$—	$—
* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The Company did not have any security transfers between Level 1 and Level 2 during 2022. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Foreign	—	11,911	—	11,911
Total Bonds	—	11,911	—	11,911
Preferred stock	9,074	36,601	—	45,675
Common stock	—	10,000	—	10,000
Other long-term assets	—	2,845	—	2,845
Separate account assets*	24,968,109	—	—	24,968,109
Total assets	$24,977,183	$61,357	$—	$25,038,540

Liabilities:
Total liabilities	$—	$—	$—	$—
* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

The Company did not have any security transfers between Level 1 and Level 2 during 2021. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

The Company did not have any changes in fair value of the Company's Level 3 assets and liabilities for the year ended December 31, 2022.

There were no transfers in and out of Level 3 during the year ended December 31, 2022.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company's Level 3 assets and liabilities for the year ended December 31, 2021.
Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	—	4	—	—	—	—	—	(4)	—	—
Common Stock	12	—	—	—	—	—	—	(12)	—	—
Separate accounts*	1,690	—	—	—	—	—	—	(1,690)	—	—
Total	$1,702	$4	$—	$—	$—	$—	$—	$(1,706)	$—	$—

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3, Summary of Significant Accounting Polices for additional information.

Transfers in and out of Level 3 during the year ended December 31, 2021 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

14.	Commitments and Contingencies
Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims may be asserted as class actions, purporting to represent a group of similarly situated individuals. In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position.

Regulatory Matters - As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Any such investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action would be difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action would have a material adverse effect on the Company's financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

The outcome of lawsuits/arbitrations or regulatory matters and the amount or range of potential loss is difficult to forecast, and estimating potential losses requires significant management judgement. It is not possible to predict the ultimate outcome for all pending lawsuits/arbitrations and regulatory matters, and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain lawsuits/arbitrations or regulatory matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in the period.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $10.5 and $15.0 at December 31, 2022 and 2021, respectively. The Company is also committed to provide additional capital contributions to partnerships of $0.0 and $317.7 at December 31, 2022 and 2021, respectively.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage-backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company may use derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

On May 27, 2022, Kroll Bond Rating Agency ("KBRA") affirmed an insurance financial strength rating of A- to the Company, and affirmed its debt rating of BBB to the Company's surplus notes.

On June 1, 2021, KBRA affirmed an insurance financial strength rating of A- to the Company, and affirmed its debt rating of BBB to the Company's surplus notes.

The ratings of the Company by the rating agency are based on the rating agency's specific views of the Company’s financial strength.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)

15.	Financing Agreements
The Company maintains a reciprocal loan agreement with Venerable Holdings to promote efficient management of cash and liquidity and to provide for short-term cash requirements. Under this agreement, which expires June 1, 2028, the Company and Venerable Holdings can lend funds to or borrow from each other up to 3% of the Company’s admitted assets excluding separate accounts as of the 31st day of December next preceding.

The Company borrowed $22.0 on March 30, 2022 under this agreement, which matured and was paid on April 8, 2022, and incurred an immaterial amount of interest expense.

The Company borrowed $10.0 on April 7, 2022 under this agreement, which matured and was paid on April 20, 2022, and incurred an immaterial amount of interest expense.

The Company borrowed $27.0 on April 13, 2022 under this agreement, which matured and was paid on April 19, 2022, and incurred an immaterial amount of interest expense.

The Company borrowed $15.0 on April 19, 2022 under this agreement, which matured and was paid on April 26, 2022, and incurred an immaterial amount of interest expense.

The Company borrowed $30.0 on April 20, 2022 under this agreement, which matured and was paid on April 27, 2022, and incurred an immaterial amount of interest expense.

As of December 31, 2022, the Company had no outstanding receivable or outstanding payable balance with Venerable Holdings under the reciprocal loan agreement. The Company did not engage in any lending or borrowing under this agreement during the year ended December 31, 2021, and therefore did not incur any interest expense or receive any interest income.

16.	Related Party Transactions
The Company has entered into various management and services contracts and cost sharing arrangements with other affiliated Venerable Holdings companies which are allocated among companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Apollo Insurance Solutions Group ("Apollo ISG") under which Apollo ISG provides the Company with investment management services. For the year ended December 31, 2022 and 2021, expenses incurred related to this agreement were $32.3 and $35.3, respectively.

Service Agreements: The Company has entered into an inter-company agreement with its affiliates whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. Management and service contracts and all cost-sharing arrangements are allocated among companies in accordance with systematic cost allocation methods. For the year ended December 31, 2022 and 2021, expenses incurred related to this agreement were $86.9 and $98.0, respectively.

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The Company receives a monthly fee from DSL based on annual contractual rates by fund. This fee is calculated as a percentage of average assets in the variable separate accounts. Revenue earned by the Company under this arrangement was $40.4 and $52.5 for the years ended December 31, 2022 and 2021, respectively.

The Company has entered into an underwriting and distribution agreement with DSL, whereby DSL serves as the principal underwriter for annuity contracts issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's annuity contracts and appoint representatives of the broker-dealers as agents. For the periods ended December 31, 2022 and 2021, commissions were incurred in the amounts of $114.6 and $143.3, respectively.

See Note 11 regarding reinsurance agreements with related parties.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

17.	Guaranty Fund Assessments
Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated and recorded this liability to be $0.1 and $0.1 as of December 31, 2022 and 2021, respectively, and is reflected in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $0.5 and $0.5 as of December 31, 2022 and 2021, respectively, for future credits to premium taxes for assessments already paid and/or accrued. The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets are expected to be realized and the additional industry support is expected to be paid are unknown at this time.

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets ("SSAP No. 5R").

A reconciliation of assets recognized is presented below:
	Year ended December 31
	2022	2021
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets as of December 31, 2021	$522	$528

Decreases current year:
Premium tax offset applied	43	33
Changes in premium tax offset capacity/other adjustments	29	7

Increases current year:
GFA Liability Adjustment to estimate	9	29
Creditable assessments remitted	3	5

Assets recognized from paid and accrued premium tax offsets as of December 31, 2022	$462	$522

VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2022

(Dollar amounts in millions, unless otherwise stated)
The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2022:
Discount Rate Applied	2.50%

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
(In Thousands)
Senior American Life Insurance Company	$ 3	$ 2	$ 3	$ 2

The Company did not have any number of jurisdictions, ranges of years used to discount, and weighted average number of years of the discounting time period for payables and recoverables by insolvency as of December 31, 2022.

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2021:
Discount Rate Applied	2.50%

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
	(In Dollars)
Penn Treaty	$14	$13	$14	$13
Senior American Life Insurance Company	$4,474	$3,955	$4,474	$3,955

The Company did not have any number of jurisdictions, ranges of years used to discount, and weighted average number of years of the discounting time period for payables and recoverables by insolvency as of December 31, 2021.

18.	Subsequent Events
The Company paused its reinsurance of GMIB annuitizations to AARe and AADE, indirect and wholly-owned subsidiaries of Athene, effective January 1, 2023, and for a minimum period of twelve months. GMIB annuitizations previously reinsured to AARe and AADE remain with each company, while GMIB annuitizations occurring on or after January 1, 2023 will be held by CSLR, the Company's direct, wholly-owned subsidiary, pursuant to the coinsurance and modified coinsurance agreement in place between the Company and CSLR.

The Company is not aware of any additional events occurring subsequent to December 31, 2022 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2022 through March 30, 2023, the date the statutory financial statements were available to be issued.

Supplementary Information

Report of Independent Auditors on Supplementary Information

The Board of Directors and Stockholder Venerable Insurance and Annuity Company

We have audited the statutory-basis financial statements of Venerable Insurance and Annuity Company (the Company) as of and for the year ended December 31, 2022 and 2021, and have issued our report thereon dated March 30, 2023, which contained an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa on those financial statements. Our audit was performed for the purpose of forming an opinion on the financial statements as a whole. The accompanying supplemental schedule of selected statutory-basis financial data, supplemental schedule of life and health reinsurance disclosures, and supplemental investment disclosures are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated, in all material respects, in relation to the financial statements as a whole.

Restriction on Use

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

March 30, 2023

VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2022
(In Thousands)

Investment Income Earned:
U.S. government bonds	$295
Other bonds (unaffiliated)	389,100
Bonds of affiliates	1,597
Preferred stocks (unaffiliated)	2,404
Common stocks (unaffiliated)	462
Common stocks of affiliates	190,000
Mortgage loans	102,573
Contract loans	435
Cash on hand and on deposit	4,050
Short-term investments	159
Other invested assets	27,018
Gross investment income	$718,093

Mortgage Loans (Book Value):
Commercial mortgages	$1,788,620
Total mortgage loans	$1,788,620

Mortgage Loans by Standing (Book Value):
Good standing	$1,788,620
Total mortgage loans by standing	$1,788,620

Other long-term assets (statement value)	$401,531

Contract loans	$3,283

Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$500,955
Common Stocks	1,488,766
Total Bonds and Stocks of Parents, Subsidiaries and Affiliates	$1,989,721

VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2022
(In Thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$578,133
Over 1 year through 5 years	2,784,835
Over 5 years through 10 years	2,668,447
Over 10 years through 20 years	1,679,830
Over 20 years	819,020
Total by maturity	$8,530,265

Bonds and Short-term Investments by NAIC Designation (Statement Value):
NAIC 1	$3,922,032
NAIC 2	4,333,278
NAIC 3	208,548
NAIC 4	58,445
NAIC 5	4,096
NAIC 6	3,866
Total by NAIC Designation	$8,530,265

Total bonds and short-term investments publicly traded	$2,898,521

Total bonds and short-term investments privately placed	$5,631,744

Preferred stocks (statement value)	$45,310

Common stocks, including subsidiaries (market value)	$1,498,766

Short-term investments (book value)	$18,734

Cash equivalents	$66,753

Financial options owned (statement value)	$—

Financial options written and in force (statement value)	$—

Financial collar, swap and forward agreements open (statement value)	$—

Financial futures contracts open (current value)	$—

Cash on deposit	$121,133

Life Insurance in Force:
Ordinary	$1,696

Group life	$52

Amount of accidental death insurance in force under ordinary policies	$32

VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2022
(In Thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$52

Group life	$—

Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$628

Income payable	$110,276

Ordinary-involving life contingencies:
Amount on deposit	$—

Amount of income payable	$98,828

Group-not involving life contingencies:
Amount on deposit	$—

Amount of income payable	$—

Group-involving life contingencies:
Amount on deposit	$—

Amount of income payable	$—

Annuities:
Ordinary:
Immediate-amount of income payable	$41,793

Deferred-fully paid account balance	$11,239,481

Deferred-not fully paid account balance	$5,441,945

Group:
Amount of income payable	$3

Fully paid account balance	$10,970,257

Not fully paid account balance	$162,544

Accident and Health Insurance Premiums in Force:
Ordinary	$—

Group	$—

Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$—

Dividend accumulations-account balance	$—

VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2022
(In Thousands)

I.	Investment Risk Interrogatories
The Company’s total admitted assets (excluding separate account assets) as reported on page two of its Annual Statement for the year ended December 31, 2022 is $12.6 billion.

1.
Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) contract loans:

	Issuer	Investment Category	Amount	Percentage of Total Admitted Assets*
i.	Corporate Solutions Life Reinsurance Company	Common Stock	$1,488,516	11.8%
ii.	SVF II FINCO (CAYMAN) LP	Bonds	144,088	1.1
iii.	Ap Tundra Holdings LLC	Bonds	133,922	1.1
iv.	Ace Credit Fund, LP	Bonds	131,423	1.0
v.	Cayman Universe Holdings LLC	Bonds	116,117	0.9
vi.	H&R NNN POOL 3	Mortgage Loans	94,281	0.7
vii.	Aa Infrastructure Fund 1 Ltd	Bonds	87,429	0.7
viii.	Altsco - Core (feeder A)	Joint Venture-Common Stock	68,325	0.5
ix.	Goldman Sachs Trust - Goldman Sachs Financial Square Government Fund	Money Market Mutual Fund	56,000	0.4
x.	AOP Finance Partners, L.P.	Bonds	54,245	0.4

2.	The Company’s total admitted assets held in bonds and short-term investments (excluding reciprocal borrowings) and preferred stocks, by NAIC designating at December 31, 2022, are:
Bonds			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets*	NAIC Rating	Amount	Percentage of Total Admitted Assets*
NAIC-1	$3,922,032	31.0%	P/RP-1	$11,209	0.1%
NAIC-2	4,333,278	34.3	P/RP-2	29,687	0.2
NAIC-3	208,548	1.6	P/RP-3	4,414	0.0
NAIC-4	58,445	0.5	P/RP-4	—	—
NAIC-5	4,096	0.0	P/RP-5	—	—
NAIC-6	3,866	0.0	P/RP-6	—	—
	$8,530,265			$45,310

3.
Following are the Company’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86, including: (i) foreign currency denominated investments of $0 million supporting insurance liabilities denominated in that same foreign currency of $0 million, and excluding (ii) Canadian investments of $221.5 million which includes unhedged currency exposure of $0 million as of December 31, 2022):

VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2022
(In Thousands)
a.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage of Total Admitted Assets*
i.	Countries rated NAIC-1	$2,409,787	19.1%
ii.	Countries rated NAIC-2	176,003	1.4
iii.	Countries rated NAIC-3 or below	22,071	0.2

b.	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:
		Amount	Percentage of Total Admitted Assets*
i.	Countries Rated NAIC-1:
	Country: Cayman Islands	$1,181,167	9.3%
	Country: Australia	282,253	2.2

ii.	Countries Rated NAIC-2:
	Country: Mexico	54,591	0.4
	Country: Indonesia	31,927	0.3

iii.	Countries Rated NAIC-3 or Below:
	Country: Brazil	8,646	0.1
	Country: Dominican Republic	7,355	0.1

c.	Aggregate unhedged foreign currency exposure: Not applicable.

d.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designating: Not applicable.

e.	The two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating: Not applicable.

f.	The ten largest non–sovereign (i.e. non–governmental) foreign issues:
	Name	NAIC Rating	Amount	Percentage of Total Admitted Assets*
i.	Cayman Universe Holdings LLC	1	$116,117	0.9%
ii.	Aa Infrastructure Fund 1 Ltd	1	87,429	0.7
iii.	RR 19 Ltd.	1,2	52,110	0.4
iv.	Crédit Agricole S.A.	1,2	36,489	0.3
v.	HSBC Holdings plc	1,2	27,848	0.2
vi.	Severn Trent Water Limited	2	26,000	0.2
vii.	Diameter Credit Funding I Ltd	1,2	24,719	0.2
viii.	Golub Capital Partners Clo 24 M-R Ltd	1	23,521	0.2
ix.	Agl Clo 6 Ltd.	1,2	23,425	0.2
x.	RRPF Engine Leasing Limited	2	23,002	0.2

VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2022
(In Thousands)
4.	Assets held in Canadian investments are less than 2.5% of the Company’s total admitted assets.

5.	Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

6.	Assets held in equity interests are greater than 2.5% of the Company’s total admitted assets.
		Amount	Percentage of Total Admitted Assets*
i.	Corporate Solutions Life Reinsurance Company	$1,488,516	11.8%
ii.	Altsco - Core (feeder A)	68,325	0.5
iii.	The Doctors Company	20,000	0.2
iv.	The Bank of New York Mellon Corporation	15,838	0.1
v.	Farmers Exchange Capital II	15,376	0.1
vi.	Federal Home Loan Bank of Des Moines	10,000	0.1
vii.	The Western and Southern Life Insurance Company	8,957	0.1
viii.	New York Life Insurance Company	8,613	0.1
ix.	Teachers Insurance and Annuity Association of America	7,464	0.1
x.	The Charles Schwab Corporation	7,210	0.1

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

8.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

9.	With respect to mortgage loans, the Company’s total admitted assets are as follows:

a.	The 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:
Type/Property		Amount	Percentage of Total Admitted Assets*
i.	H&R NNN POOL 3	$94,281	0.7%
ii.	RENAISSANCE SQUARE	39,940	0.3
iii.	181 Fremont Office Senior Mezz LLC	35,154	0.3
iv.	666 5TH AVENUE	30,000	0.2
v.	AON CENTER	30,000	0.2
vi.	245 PARK AVENUE MEZZ A LLC	29,923	0.2
vii.	Hpa Jv Borrower 2019-1 Ath Llc	29,188	0.2
viii.	Win Ridge Shopping Center-DE LLC	28,897	0.2
ix.	Palm Springs Mile Associates, Ltd	27,394	0.2
x.	Mericle 3 Great Valley, LLC	21,350	0.2

VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2022
(In Thousands)
b.	The Company's total admitted assets held in the following categories of mortgage loans as of December 31, 2022:
	Amount	Percentage of Total Admitted Assets*

i. Construction loans	$—	0.0%
ii. Mortgage loans over 90 days past due	—	—
iii. Mortgage loans in the process of foreclosure	—	—
iv. Mortgage loans foreclosed	—	—
v. Restructured mortgage loans	—	—

c.	Aggregate mortgage loans having the following loan to value ratios as determined from the most current appraisal as of December 31, 2022:
		Residential		Commercial		Agricultural
	Loan-to-Value	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	above 95%	$—	—%	$—	—%	$—	—%
ii.	91% to 95%	—	—	—	—	—	—
iii.	81% to 90%	—	—	—	0.0	—	—
iv.	71% to 80%	—	—	166,467	1.3	—	—
v.	below 70%	—	—	1,622,153	12.8	—	—
		$—		$1,788,620		$—

10.	Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate are less than 2.5% of the Company’s total admitted assets.

11.	The Company’s total admitted assets subject to the following types of agreements as of December 31, 2022:
Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—
ii.	Repurchase agreements	—	—	—	—	—
iii.	Reverse repurchase agreements	—	—	—	—	—
iv.	Dollar repurchase agreements	—	—	—	—	—
v.	Dollar reverse repurchase agreements	—	—	—	—	—

VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2022
(In Thousands)

12.	Amounts and percentages of the Company’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2022:
		Owned		Written
		Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	Hedging	$—	—%	$—	0.0%
ii.	Income generation	—	—	—	—
iii.	Other	—	—	—	—

13.	The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of December 31, 2022:
Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$—	—%	$—	$—	$—
ii.	Income Generation	—	—	—	—	—
iii.	Replications	—	—	—	—	—
iv.	Other	—	—	—	—	—

14.	The Company’s potential exposure (defined as the amount determined in accordance with NAIC Annual Statement Instructions) for futures contracts as of December 31, 2022:
Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$—	—%	$—	$—	$—
ii.	Income Generation	—	—	—	—	—
iii.	Replications	—	—	—	—	—
iv.	Other	—	—	—	—	—

VENERABLE INSURANCE AND ANNUITY COMPANY
Summary Investment Schedule
December 31, 2022
(In Thousands)

II.	Summary Investment Schedule
	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Long-Term Bonds (Schedule D, Part 1)
U.S. governments	$20,694	0.2%	$20,694	$—	$20,694	0.2%
All Other governments	112,184	0.9%	112,184	—	112,184	0.9%
U.S. states, territories and possessions, etc. guaranteed	35,302	0.3%	35,302	—	35,302	0.3%
U.S. political subdivisions of states, territories and possessions, guaranteed	76,945	0.6%	76,945	—	76,945	0.6%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	5,372	—%	5,372	—	5,372	—%
Industrial and miscellaneous	7,647,600	61.4%	7,647,600	—	7,647,600	61.4%
Hybrid securities	98,019	0.8%	98,019	—	98,019	0.8%
Parent, subsidiaries and affiliates	500,955	4.0%	500,955	—	500,955	4.0%
Unaffiliated Bank loans	16,874	0.1%	16,874	—	16,874	0.1%
Total long-term bonds	8,513,945	68.3%	8,513,945	—	8,513,945	68.3%
Preferred stocks (Schedule D Part 2, Section 1)
Industrial and miscellaneous (Unaffiliated)	45,310	0.4%	45,310	—	45,310	0.4%
Total preferred stocks	45,310	0.4%	45,310	—	45,310	0.4%
Common stocks (Schedule D Part 2, Section 2)
Industrial and miscellaneous other (Unaffiliated)	10,000	0.1%	10,000	—	10,000	0.1%
Parent, subsidiaries and affiliates Other	1,488,766	11.9%	1,488,766	—	1,488,766	11.9%
Total common stocks	1,498,766	12.0%	1,498,766	—	1,498,766	12.0%
Mortgage loans (Schedule B)
Commercial mortgages	1,788,620	14.4%	1,788,620		1,788,620	14.4%
Total mortgage loans	1,788,620	14.4%	1,788,620	—	1,788,620	14.4%
Cash, cash equivalents and short-term investments
Cash (Schedule E, Part 1)	121,133	1.0%	121,133	—	121,133	1.0%
Cash equivalents (Schedule E, Part 2)	66,753	0.5%	66,753	—	66,753	0.5%
Short-term investments (Schedule DA)	18,734	0.2%	18,734	—	18,734	0.2%
Total cash, cash equivalents and short-term investments	206,620	1.7%	206,620	—	206,620	1.7%
Contract loans	3,283	—%	3,283	—	3,283	—%
Other invested assets (Schedule BA)	401,531	3.2%	401,531	—	401,531	3.2%
Receivables for securities	4,527	—%	4,527	—	4,527	—%
Total invested assets	$12,462,602	100.0%	$12,462,602	$—	$12,462,602	100.0%

VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2022

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance ("SSAP No. 61R"), which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.
Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes No ☑

If yes, the number of reinsurance contracts to which such provisions apply would be disclosed here.

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes No N/A ☑

2.
Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes No ☑

If yes, the number of reinsurance contracts to which such provisions apply would be disclosed here.

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes No N/A ☑

3.
Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.	Provisions that permit settlements to be made less frequently than quarterly;
c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.
Yes No ☑

4.
Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2022
Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes No ☑	N/A	Yes No N/A ☑
Non-proportional reinsurance, which does not result in significant surplus relief	Yes No ☑	N/A	Yes No N/A ☑

5.
Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes No N/A ☑

b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes No N/A ☑

If the answer to item (a) or item (b) was yes, relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP would be disclosed here.

VENERABLE INSURANCE AND ANNUITY COMPANY
Note to Supplementary Information
December 31, 2022

1. Basis of Presentation

The accompanying supplemental information presents selected statutory basis financial data as of December 31, 2022 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company's 2022 Statutory Annual Statement as filed with the Iowa Insurance Division.